UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:      May 31, 2005

Date of reporting period:     November 30, 2004

ITEM 1. REPORT TO SHAREHOLDERS


                                [GRAPHIC OMITTED]





                                                       November 30, 2004

                                                        WELLS FARGO INCOME FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                Master Portfolios
Portfolio of Investments
--------------------------------------------------------------------------------
   Managed Fixed Income Portfolio .........................................  106
   Stable Income Portfolio ................................................  113
   Strategic Value Bond Portfolio .........................................  121
   Tactical Maturity Bond Portfolio .......................................  129
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................  131
   Statement of Operations ................................................  132
   Statements of Changes in Net Assets ....................................  134
   Financial Highlights ...................................................  136
Notes to Financial Highlights .............................................  137
--------------------------------------------------------------------------------
Notes to Financial Statements .............................................  138
--------------------------------------------------------------------------------
Other Information .........................................................  143
--------------------------------------------------------------------------------
List of Abbreviations .....................................................  145
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
ASSET-BACKED SECURITIES - 5.50%
$ 2,649,743    BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8            6.73%      06/10/2023    $   2,702,329
  1,630,000    BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-B CLASS A4+/-           2.26       12/01/2025        1,629,173
  1,479,683    BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS A2+/-           2.11       12/01/2021        1,475,984
    325,000    CHASE CREDIT CARD MASTER TRUST SERIES 2003-4 CLASS B+/-                     2.75       01/15/2016          332,255
  5,000,000    CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5+/-                      6.60       02/25/2032        5,217,811
    640,046    CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7                 6.63       09/15/2016          655,612
  3,143,582    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD3 CLASS
               A1+++/-                                                                     2.62       02/25/2034        3,147,021
    173,725    GE CAPITAL MORTGAGE SERVICES INCORPORATED SERIES 1997-HE2 CLASS A7          7.12       06/25/2027          173,471
  2,650,548    GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                     6.86       07/15/2029        2,795,648
  1,214,138    GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-A CLASS M1                    6.92       08/15/2026        1,232,313
  2,500,000    GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2                    8.36       07/15/2030        2,630,995
    537,561    LONG BEACH MORTGAGE LOAN TRUST SERIES 2002-1 CLASS 2A4+/-                   6.46       05/25/2032          539,223
  2,145,000    MELLON BANK PREMIUM FINANCE LOAN MASTER SERIES 2004-1 CLASS A+/-            1.72       06/15/2009        2,145,000
    286,210    PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A CLASS
               A2FL+++/-                                                                   3.46       06/18/2012          286,163
  5,518,000    RENTAL CAR FINANCE CORPORATION SERIES 1997-1 CLASS B3++                     6.70       09/25/2007        5,554,312
  4,500,000    RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3
               CLASS A6                                                                    5.98       08/25/2019        4,607,125
     34,573    SAXON ASSET SECURITIES TRUST SERIES 1999-2 CLASS AF6                        6.42       03/25/2014           34,522
    166,390    VAN KAMPEN CLO I LIMITED+++/-                                               2.35       10/08/2007          166,390
  2,263,945    WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
               CLASS-A+/-                                                                  2.40       06/25/2034        2,262,989

TOTAL ASSET-BACKED SECURITIES (COST $37,201,771)                                                                       37,588,336
                                                                                                                    -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.13%
  3,148,642    COUNTRYWIDE HOME LOANS++                                                    6.50       11/25/2034        3,312,469
  1,438,643    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2003-17 CLASS 4A1           5.50       06/25/2033        1,432,832
  4,509,636    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2004-AR5 CLASS
               10A1+/-                                                                     5.03       05/01/2034        4,579,854
  8,500,000    FANNIE MAE WHOLE LOAN SERIES 2002-W4 CLASS A4                               6.25       05/25/2042        8,798,618
  6,409,699    FANNIE MAE WHOLE LOAN SERIES 2004-W11 CLASS 1A3                             7.00       05/25/2044        6,783,894
  3,539,531    FANNIE MAE WHOLE LOAN SERIES 2004-W8 CLASS 3A                               7.50       06/25/2044        3,796,324
    181,306    LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                               9.95       08/01/2017          192,598
  2,635,764    MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1
               CLASS A3                                                                    7.12       06/18/2029        2,776,761
  2,906,711    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4                     6.65       11/10/2030        2,978,341
    818,925    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                      7.56       11/10/2030          872,130
  5,860,747    NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+++/-            6.50       10/25/2034        6,111,800
  1,231,774    RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS
               A1+++/-                                                                     2.68       11/25/2034        1,235,791
  5,412,914    SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                2.54       10/20/2027        5,422,934
    419,588    WASHINGTON MUTUAL SERIES 2002-AR4 A8+/-                                     5.49       04/26/2032          420,548

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $48,614,982)                                                           48,714,894
                                                                                                                    -------------

CORPORATE BONDS & NOTES - 28.39%

AMUSEMENT & RECREATION SERVICES - 0.22%
  1,480,000    PEARSON DOLLAR FINANCIAL PLC++                                              5.70       06/01/2014        1,532,987
                                                                                                                    -------------

BUSINESS SERVICES - 1.16%
  1,770,000    CENDANT CORPORATION                                                         7.38       01/15/2013        2,024,650
  1,650,000    FISERV INCORPORATED                                                         4.00       04/15/2008        1,651,645
  1,750,000    NCR CORPORATION++                                                           7.13       06/15/2009        1,917,687
  2,120,000    THOMPSON CORPORATION                                                        6.20       01/05/2012        2,302,152

                                                                                                                        7,896,134
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
CHEMICALS & ALLIED PRODUCTS - 2.02%
$ 2,000,000    BRISTOL MYERS SQUIBB                                                        5.75%      10/01/2011    $   2,119,692
  1,450,000    DIAL CORPORATION                                                            7.00       08/15/2006        1,535,767
  2,100,000    EASTMAN CHEMICAL COMPANY                                                    7.00       04/15/2012        2,366,081
  1,150,000    HOSPIRA INCORPORATED                                                        5.90       06/15/2014        1,188,918
  1,900,000    OLIN CORPORATION                                                            9.13       12/15/2011        2,333,675
  2,450,000    RPM INTERNATIONAL INCORPORATED                                              7.00       06/15/2005        2,470,034
  1,600,000    WYETH                                                                       6.95       03/15/2011        1,784,013

                                                                                                                       13,798,180
                                                                                                                    -------------

COMMUNICATIONS - 0.82%
  1,425,000    COX COMMUNICATIONS INCORPORATED                                             7.88       08/15/2009        1,598,994
  1,495,000    QWEST CORPORATION                                                           5.63       11/15/2008        1,506,212
  2,250,000    TIME WARNER INCORPORATED                                                    6.88       05/01/2012        2,526,674

                                                                                                                        5,631,880
                                                                                                                    -------------

CONSUMER SERVICES - 0.32%
  1,955,000    NIELSEN MEDIA                                                               7.60       06/15/2009        2,167,207
                                                                                                                    -------------

DEPOSITORY INSTITUTIONS - 5.41%
  3,300,000    ASSOCIATED BANCORP                                                          6.75       08/15/2011        3,670,260
  3,000,000    BANK ONE CAPITAL IV+/-                                                      3.29       09/01/2030        3,028,407
  5,000,000    BANKAMERICA CAPITAL III+/-                                                  2.64       01/15/2027        4,824,040
  2,000,000    CHASE CAPITAL VI+/-                                                         2.79       08/01/2028        1,893,338
  3,000,000    CITY NATIONAL BANK                                                          6.75       09/01/2011        3,343,308
  1,750,000    COLONIAL BANK                                                               9.38       06/01/2011        2,063,842
    750,000    CORESTATES CAPITAL TRUST II+++/-                                            2.72       01/15/2027          729,599
  3,200,000    DEPOSIT GUARANTY CORPORATION                                                7.25       05/01/2006        3,383,891
  3,000,000    FIRSTAR BANK NA                                                             7.13       12/01/2009        3,398,727
  2,000,000    MANUFACTURERS & TRADERS TRUST COMPANY                                       8.00       10/01/2010        2,360,912
  2,250,000    NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                   2.99       04/01/2027        2,211,050
  2,150,000    TCF FINANCIAL BANK                                                          5.00       06/15/2014        2,167,989
  1,425,000    US BANK NATIONAL ASSOCIATION SERIES BKNT                                    6.38       08/01/2011        1,574,617
  2,000,000    WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                      7.80       08/18/2010        2,325,082

                                                                                                                       36,975,062
                                                                                                                    -------------

EDUCATIONAL SERVICES - 0.60%
  3,750,000    STANFORD UNIVERSITY SERIES MTNA                                             6.16       04/30/2011        4,130,265
                                                                                                                    -------------

ELECTRIC, GAS & SANITARY SERVICES - 0.90%
  2,000,000    DUKE ENERGY FIELD SERVICES LLC                                              7.88       08/16/2010        2,325,950
  2,000,000    EL PASO ELECTRIC COMPANY SERIES D                                           8.90       02/01/2006        2,125,960
  1,134,146    NIAGARA MOHAWK POWER CORPORATION SERIES F                                   7.63       10/01/2005        1,176,389
    500,000    PEOPLES ENERGY CORPORATION                                                  6.90       01/15/2011          553,462

                                                                                                                        6,181,761
                                                                                                                    -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.60%
  1,400,000    SOLECTRON CORPORATION SERIES B                                              7.38       03/01/2006        1,445,500
  2,500,000    THOMAS & BETTS CORPORATION SERIES MTN                                       6.63       05/07/2008        2,644,295

                                                                                                                        4,089,795
                                                                                                                    -------------

FINANCIAL SERVICES - 0.24%
  1,500,000    CITIGROUP INCORPORATED<<                                                    6.50       01/18/2011        1,664,555
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE     VALUE
FOOD & KINDRED PRODUCTS - 1.24%
$ 2,000,000    CONAGRA FOODS INCORPORATED                                                  7.88%      09/15/2010    $   2,340,546
  1,500,000    GENERAL MILLS INCORPORATED                                                  6.00       02/15/2012        1,607,328
  2,500,000    KELLOGG COMPANY                                                             6.60       04/01/2011        2,785,645
  1,600,000    KRAFT FOODS INCORPORATED                                                    6.25       06/01/2012        1,737,195

                                                                                                                        8,470,714
                                                                                                                    -------------

FORESTRY - 0.36%
  2,195,000    WEYERHAEUSER COMPANY                                                        6.75       03/15/2012        2,461,892
                                                                                                                    -------------

HEALTH SERVICES - 0.60%
  2,800,000    AMERICAN ASSOCIATION OF RETIRED PERSONS++                                   7.50       05/01/2031        3,286,178
    850,000    HEALTHSOUTH CORPORATION                                                     7.63       06/01/2012          836,188

                                                                                                                        4,122,366
                                                                                                                    -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.84%
  1,920,000    BASELL AMERICA FINANCE++                                                    7.60       03/15/2007        1,918,558
  1,750,000    NATIONAL CITY BANK OF COLUMBUS SERIES 4                                     7.25       07/15/2010        2,020,741
    250,000    NATIONAL CITY BANK OF KENTUCKY SERIES BANK NOTE                             6.30       02/15/2011          274,755
  1,395,000    PRINCIPAL LIFE GLOBAL FUNDING I++                                           6.25       02/15/2012        1,510,637

                                                                                                                        5,724,691
                                                                                                                    -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
  1,125,000    STEELCASE INCORPORATED                                                      6.38       11/15/2006        1,163,577
                                                                                                                    -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.17%
    170,000    MARRIOTT INTERNATIONAL INCORPORATED SERIES B                                6.88       11/15/2005          175,796
  1,000,000    MGM MIRAGE                                                                  6.95       02/01/2005        1,005,000

                                                                                                                        1,180,796
                                                                                                                    -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.09%
    600,000    APPLIED MATERIALS INCORPORATED SERIES MTNA                                  6.70       09/06/2005          616,319
                                                                                                                    -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.63%
  2,000,000    ALLSTATE FINANCIAL GLOBAL FUNDING++                                         6.50       06/14/2011        2,195,154
  2,000,000    NLV FINANCIAL CORPORATION++                                                 7.50       08/15/2033        2,093,576

                                                                                                                        4,288,730
                                                                                                                    -------------

INSURANCE CARRIERS - 4.82%
  1,500,000    AMERUS GROUP COMPANY                                                        6.95       06/15/2005        1,525,736
  2,000,000    BLUE CROSS & BLUE SHIELD OF FLORIDA++                                       8.25       11/15/2011        2,294,134
  2,800,000    JOHN HANCOCK GLOBAL FUNDING II++                                            7.90       07/02/2010        3,263,165
    750,000    LINCOLN NATIONAL CORPORATION                                                6.20       12/15/2011          806,952
  2,200,000    MARKEL CORPORATION                                                          7.20       08/15/2007        2,317,652
  2,450,000    MINNESOTA LIFE INSURANCE COMPANY++                                          8.25       09/15/2025        3,011,486
  2,900,000    NEW YORK LIFE GLOBAL FUNDING++                                              5.38       09/15/2013        2,975,968
  1,650,000    PROTECTIVE LIFE US FUNDING TRUST++                                          5.88       08/15/2006        1,719,358
  1,500,000    PROVIDENT COMPANIES INCORPORATED                                            6.38       07/15/2005        1,515,075
  2,450,000    PRUDENTIAL INSURANCE COMPANY OF AMERICA++                                   7.65       07/01/2007        2,662,596
  2,100,000    REINSURANCE GROUP OF AMERICA++                                              7.25       04/01/2006        2,179,552
  2,000,000    RELIASTAR FINANCIAL CORPORATION                                             8.00       10/30/2006        2,172,380
  1,385,000    SAFECO CORPORATION<<                                                        4.88       02/01/2010        1,404,643
  3,000,000    UNITRIN INCORPORATED                                                        5.75       07/01/2007        3,083,304
  2,050,000    WR BERKLEY CORPORATION                                                      5.13       09/30/2010        2,050,939

                                                                                                                       32,982,940
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 0.03%
$   176,000    BAUSCH & LOMB INCORPORATED                                                  6.75%      12/15/2004    $     176,000
                                                                                                                    -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.69%
  2,500,000    GENERAL ELECTRIC COMPANY                                                    5.00       02/01/2013        2,537,928
  2,000,000    HONEYWELL INTERNATIONAL INCORPORATED                                        6.13       11/01/2011        2,186,524

                                                                                                                        4,724,452
                                                                                                                    -------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.34%
  2,000,000    GOODRICH CORPORATION                                                        7.63       12/15/2012        2,343,798
                                                                                                                    -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.04%
  1,925,000    ATHENA NEUROSCIENCES FINANCE LLC                                            7.25       02/21/2008        2,009,219
  2,500,000    FORD MOTOR CREDIT COMPANY<<                                                 7.38       10/28/2009        2,683,955
  1,600,000    GENERAL MOTORS ACCEPTANCE CORPORATION                                       7.75       01/19/2010        1,714,458
    685,000    GENERAL MOTORS ACCEPTANCE CORPORATION SERIES MTN<<+/-                       3.33       10/20/2005          687,680

                                                                                                                        7,095,312
                                                                                                                    -------------

OIL & GAS EXTRACTION - 0.28%
  1,750,000    MARATHON OIL CORPORATION CONSOLIDATED                                       6.85       03/01/2008        1,900,484
                                                                                                                    -------------

PAPER & ALLIED PRODUCTS - 0.70%
  1,750,000    INTERNATIONAL PAPER COMPANY                                                 6.75       09/01/2011        1,948,704
  2,550,000    MEADWESTVACO CORPORATION<<                                                  6.85       04/01/2012        2,859,822

                                                                                                                        4,808,526
                                                                                                                    -------------

PERSONAL SERVICES - 0.19%
  1,200,000    CINTAS CORPORATION NO 2                                                     6.00       06/01/2012        1,300,690
                                                                                                                    -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.23%
  1,520,000    EL PASO CGP COMPANY<<                                                       6.50       05/15/2006        1,550,400
                                                                                                                    -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.56%
  1,710,000    AMERICAN GREETINGS CORPORATION                                              6.10       08/01/2028        1,833,975
  1,750,000    VIACOM INCORPORATED                                                         7.70       07/30/2010        2,026,656

                                                                                                                        3,860,631
                                                                                                                    -------------

REAL ESTATE - 0.41%
  1,300,000    HOUSING URBAN DEVELOPMENT SERIES 04-A                                       5.08       08/01/2013        1,378,000
  1,250,000    SHURGARD STORAGE CENTERS                                                    7.75       02/22/2011        1,412,979

                                                                                                                        2,790,979
                                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.79%
  2,600,000    GOLDMAN SACHS GROUP INCORPORATED+/-                                         2.43       07/23/2009        2,603,546
  2,500,000    MORGAN STANLEY                                                              6.75       04/15/2011        2,787,425

                                                                                                                        5,390,971
                                                                                                                    -------------

TELECOMMUNICATIONS - 0.35%
  2,310,000    SPRINT CAPITAL CORPORATION                                                  6.00       01/15/2007        2,418,639
                                                                                                                    -------------

TRANSPORTATION BY AIR - 1.04%
  1,014,173    CONTINENTAL AIRLINES INCORPORATED SERIES 01-1                               7.03       06/15/2011          811,592
  1,618,775    CONTINENTAL AIRLINES INCORPORATED SERIES 972A                               7.15       06/30/2007        1,471,224
    863,908    CONTINENTAL AIRLINES INCORPORATED SERIES 974C                               6.80       07/02/2007          776,948
    584,388    DELTA AIR LINES INCORPORATED                                                7.78       01/02/2012          316,144
  2,608,194    FEDEX CORPORATION SERIES 97-B                                               7.52       01/15/2018        2,877,562

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
TRANSPORTATION BY AIR (CONTINUED)
$   850,000    NORTHWEST AIRLINES INCORPORATED SERIES 991A<<                               6.81%      02/01/2020    $     780,631
  1,000,000    UNITED AIR LINES INCORPORATED SERIES 01-1^^                                 6.83       09/01/2008           52,500

                                                                                                                        7,086,601
                                                                                                                    -------------

TRANSPORTATION EQUIPMENT - 0.53%
  1,750,000    DAIMLERCHRYSLER NA HOLDING CORPORATION<<                                    7.75       01/18/2011        2,003,927
  1,500,000    NAVISTAR INTERNATIONAL CORPORATION SERIES B                                 9.38       06/01/2006        1,608,750

                                                                                                                        3,612,677
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $188,312,507)                                                                     194,140,011
                                                                                                                    -------------

MUNICIPAL BONDS & NOTES - 3.41%
  2,300,000    BRIDGEPORT COUNTY GO TAXABLE PENSION BONDS FGIC INSURED                     7.33       01/15/2007        2,473,374
  3,035,000    CITY OF MINNEAPOLIS MN SERIES A                                             6.00       02/01/2026        3,087,839
  3,805,000    HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE           7.40       12/01/2025        4,629,468
  3,850,000    INDIANA BOND BANK REVENUE                                                   4.73       01/15/2014        3,779,622
    890,000    LA CROSSE WI SERIES B                                                       5.00       12/01/2009          911,894
    940,000    LA CROSSE WI SERIES B                                                       5.20       12/01/2010          963,133
  2,210,000    LOYOLA UNIVERSITY ILLINOIS                                                  4.80       07/01/2013        2,128,628
  2,000,000    MINNEAPOLIS & ST PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES 15         6.05       01/01/2012        2,159,780
  1,015,000    STATE OF ILLINOIS                                                           4.95       06/01/2023          969,985
  1,000,000    STATE OF TEXAS                                                              7.15       12/01/2009        1,122,480
  1,000,000    STRATFORD CT                                                                6.28       02/15/2009        1,082,680

                                                                                                                       23,308,883
                                                                                                                    -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $22,161,228)                                                                       23,308,883
                                                                                                                    -------------

US GOVERNMENT AGENCY SECURITIES - 43.44%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.97%
     43,267    FHLMC #410425+/-                                                            3.54       09/01/2026           44,628
     47,193    FHLMC #410464+/-                                                            3.36       11/01/2026           48,829
    273,189    FHLMC #606279+/-                                                            2.83       02/01/2015          273,266
     91,279    FHLMC #846367+/-                                                            3.64       04/01/2029           94,943
  1,917,347    FHLMC #90248                                                                6.00       06/01/2017        2,010,475
    330,620    FHLMC #A15838<<                                                             5.50       12/01/2033          335,140
  4,115,397    FHLMC #A16678                                                               5.50       12/01/2033        4,171,659
  1,888,252    FHLMC #E90573<<                                                             6.00       07/01/2017        1,979,966
  5,520,483    FHLMC SERIES 1675 CLASS KZ                                                  6.50       02/15/2024        5,769,124
  5,930,000    FHLMC SERIES 2358 CLASS PD<<                                                6.00       09/15/2016        6,199,099
 12,500,000    FHLMC SERIES 2363 CLASS PF                                                  6.00       09/15/2016       13,049,059
 16,300,000    FHLMC SERIES 2416 CLASS PE<<                                                6.00       10/15/2021       16,972,124
    249,134    FHLMC SERIES 2416 CLASS PF                                                  6.00       08/15/2018          248,942
  2,000,000    FHLMC SERIES 2439 CLASS LG<<                                                6.00       09/15/2030        2,048,668
    208,776    FHLMC SERIES 37 CLASS H                                                     6.00       01/17/2021          208,545
  4,192,422    FHLMC SERIES T-20 CLASS A6+/-                                               7.49       09/25/2029        4,329,381
 17,638,989    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z              6.50       02/25/2042       18,416,215
  5,210,180    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A               7.50       09/25/2043        5,594,430

                                                                                                                       81,794,493
                                                                                                                    -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 26.37%
     32,856    FNMA #342042+/-                                                             3.42       06/01/2025           33,900
     54,903    FNMA #344689+/-                                                             3.51       11/01/2025           56,670
     63,896    FNMA #344692+/-                                                             3.56       10/01/2025           65,426

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$    53,492    FNMA #347712+/-                                                             3.50%      06/01/2026    $      55,969
  2,409,478    FNMA #375462<<                                                              6.61       11/01/2007        2,558,174
  4,591,506    FNMA #380581<<                                                              6.18       08/01/2008        4,873,637
  3,854,942    FNMA #383017                                                                6.49       01/01/2008        4,082,293
  3,319,913    FNMA #386890                                                                3.99       04/01/2011        3,233,284
  6,661,697    FNMA #555326<<                                                              5.50       04/01/2033        6,745,341
    813,386    FNMA #557072+/-                                                             3.00       06/01/2040          822,350
  1,917,866    FNMA #656566<<                                                              5.50       04/01/2018        1,980,197
  3,945,746    FNMA #678939                                                                5.50       02/01/2018        4,073,983
 11,310,896    FNMA #725232<<                                                              5.00       03/01/2034       11,188,522
  4,281,426    FNMA #726779<<+/-                                                           4.51       05/01/2033        4,344,618
  4,796,083    FNMA #731996<<+/-                                                           4.09       09/01/2033        4,846,604
  1,329,526    FNMA #73272<<                                                               6.48       12/01/2005        1,351,667
  4,576,955    FNMA #739757<<+/-                                                           4.08       08/01/2033        4,641,868
  8,905,859    FNMA #741305<<                                                              5.00       09/01/2018        9,033,880
  5,922,735    FNMA #741458<<+/-                                                           4.53       10/01/2033        5,977,392
  6,162,256    FNMA #763644<<                                                              5.50       01/01/2034        6,239,629
  8,653,201    FNMA #765178<<                                                              5.00       01/01/2019        8,777,591
  2,276,286    FNMA #765769<<                                                              5.00       02/01/2019        2,309,008
  9,686,274    FNMA #789463<<+/-                                                           4.44       06/01/2034        9,753,145
  7,500,000    FNMA #801908                                                                5.00       11/01/2019        7,607,813
  1,095,161    FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                  7.00       12/25/2041        1,159,501
  6,246,985    FNMA GRANTOR TRUST SERIES 2004-T2                                           6.00       11/25/2034        6,459,170
  4,653,487    FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                  6.00       02/25/2044        4,813,679
     36,329    FNMA SERIES 1988-5 CLASS Z                                                  9.20       03/25/2018           38,859
  1,839,207    FNMA SERIES 1998-M6 CLASS A2                                                6.32       08/15/2008        1,957,318
  5,000,000    FNMA SERIES 2001-M1 CLASS B<<                                               6.12       05/25/2013        5,359,801
  3,053,908    FNMA SERIES 2002-90 CLASS A2                                                6.50       11/25/2042        3,188,472
  4,874,149    FNMA SERIES 2003-86 CLASS PT<<                                              4.50       09/25/2018        4,867,024
 17,057,050    FNMA SERIES 2003-92 CLASS HP<<                                              4.50       09/25/2018       17,034,920
  5,892,279    FNMA SERIES 2003-97 CLASS CA<<                                              5.00       10/25/2018        5,977,239
  2,552,073    FNMA Series 2003-W4 3A                                                      7.00       10/25/2042        2,702,007
 14,500,000    FNMA TBA%%                                                                  4.50       11/15/2019       14,400,313
  7,500,000    FNMA WHOLE LOAN SERIES 2003-W2 CLASS 2A7                                    5.50       07/25/2042        7,655,766

                                                                                                                      180,267,030
                                                                                                                    -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.76%
    232,248    GNMA #473917<<                                                              7.00       04/15/2028          247,065
    360,003    GNMA #531435                                                                7.00       12/15/2004          364,386
    329,433    GNMA #531436                                                                7.00       06/15/2042          373,623
      6,866    GNMA #531965                                                                7.72       12/15/2041            7,789
    238,943    GNMA #533858                                                                7.35       06/15/2042          267,704
  1,068,611    GNMA #780626<<                                                              7.00       08/15/2027        1,136,783
 26,500,000    GNMA SERIES 2003-38 CLASS JC+/-                                             7.04       08/16/2042       30,154,217

                                                                                                                       32,551,567
                                                                                                                    -------------
STUDENT LOAN MARKETING ASSOCIATION - 0.34%
  2,300,000    SLMA SERIES 1999-3 CLASS CTFS+/-                                            2.06       01/26/2015        2,322,283
                                                                                                                    -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $295,034,115)                                                             296,935,373
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                            VALUE
PRIVATE INVESTMENT PARTNERSHIPS - 0.21%

  2,500,000    TOLL ROAD INVESTMENT PARTNERSHIP II LP++                                                             $   1,450,777
                                                                                                                    -------------

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,300,758)                                                                 1,450,777
                                                                                                                    -------------

PRINCIPAL                                                                             INTEREST RATE  MATURITY DATE
US TREASURY SECURITIES - 11.02%
US TREASURY BONDS - 10.60%
$ 4,500,000    US TREASURY BOND<<                                                          7.25%      05/15/2016        5,567,166
 14,250,000    US TREASURY BOND<<                                                          7.25       08/15/2022       18,030,140
 23,150,000    US TREASURY BOND<<                                                          6.25       08/15/2023       26,562,819
  4,310,000    US TREASURY BOND<<                                                          6.75       08/15/2026        5,260,221
  1,730,000    US TREASURY BOND<<                                                          6.13       08/15/2029        1,980,715
  6,250,000    US TREASURY BOND<<                                                          5.38       02/15/2031        6,578,125
  2,325,000    US TREASURY BOND - INFLATION PROTECTED<<&                                   3.38       04/15/2032        3,156,219
  8,500,000    US TREASURY STRIP PRINCIPAL<<^                                              3.60       02/15/2015        5,333,104

                                                                                                                       72,468,509
                                                                                                                    -------------

US TREASURY NOTES - 0.42%
  1,600,000    US TREASURY NOTE<<                                                          3.38       09/15/2009        1,578,312
  1,225,000    US TREASURY NOTE<<                                                          4.75       05/15/2014        1,262,707
                                                                                                                        2,841,019
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $72,995,505)                                                                        75,309,528
                                                                                                                    -------------
COLLATERAL FOR SECURITIES LENDING - 29.54%
               COLLATERAL FOR SECURITY LENDING                                                                        201,939,845

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $201,939,845)                                                           201,939,845
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS - 2.70%
 18,450,097    WELLS FARGO MONEY MARKET TRUST~>>                                                                       18,450,097
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,450,097)                                                                        18,450,097
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $886,010,808)*                        131.34%                                                                 $ 897,837,744

 OTHER ASSETS AND LIABILITIES, NET          (31.34)                                                                  (214,225,013)
                                            ------                                                                  -------------

 TOTAL NET ASSETS                           100.00%                                                                 $ 683,612,731
                                            ======                                                                  =============

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $14,420,703. (SEE NOTE 2)

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $18,450,097.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
ASSET-BACKED SECURITIES - 16.36%
$ 4,750,000    AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST SERIES 2000-3 B+/-             2.22%      11/15/2007    $   4,751,604
    548,730    AMERIQUEST MORTGAGE SECURITIES INCORPORATED SERIES 2000-2 CLASS
               M1+/-                                                                       2.52       07/15/2030          550,156
    134,850    ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2
               CLASS A1+/-                                                                 2.13       06/15/2031          133,589
  2,000,000    BANK ONE ISSUANCE TRUST SERIES 2002-C2+/-                                   2.86       05/15/2008        2,010,164
  2,292,028    BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8            6.73       06/10/2023        2,337,514
  8,370,000    BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-A CLASS A3+/-           2.44       06/01/2025        8,367,269
  6,000,000    CHASE CREDIT CARD MASTER TRUST SERIES 2000-3 CLASS B+/-                     2.22       01/15/2008        6,009,590
    516,101    CHASE FUNDING LOAN ACQUISITION TRUST SERIES 2001-FF1A2+/-                   2.42       04/25/2031          516,633
     39,844    CHESAPEAKE FUNDING LLC SERIES 2002-1 CLASS A1+/-                            2.04       06/07/2007           39,843
    400,000    CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-B2 CLASS B2+/-              2.33       12/10/2008          402,416
  1,372,455    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-           2.58       03/25/2033        1,374,579
    890,563    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD1 CLASS
               A1+++/-                                                                     2.87       12/25/2032          895,851
  1,580,948    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS
               A1+++/-                                                                     2.68       09/25/2032        1,588,007
  1,603,658    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS
               A1+++/-                                                                     2.60       01/25/2033        1,606,774
  4,538,981    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS
               A1+++/-                                                                     2.55       11/25/2033        4,541,818
    444,125    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2000-B CLASS A2+/-                2.10       08/15/2026          442,993
  2,435,126    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2001-A CLASS A+/-                 2.11       04/15/2027        2,434,079
  2,340,756    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-D CLASS A+/-                 2.11       08/15/2028        2,331,502
  2,013,342    COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G+/-                         2.24       12/15/2028        2,016,510
  6,470,000    EDUCATION FUNDING CAPITAL TRUST I SERIES A1-1+/-                            2.18       06/01/2042        6,470,000
    754,507    EQCC HOME EQUITY LOAN TRUST SERIES 1998-4 CLASS A1F+/-                      2.31       01/15/2029          756,673
  1,403,721    FHABS 2004 HE-1+/-                                                          2.39       01/25/2024        1,401,308
  4,700,000    FHABS SERIES 2004-HE3 CLASS A+/-                                            2.42       10/25/2034        4,700,000
  2,437,398    FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                 2.39       09/20/2023        2,430,814
    683,880    FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-               5.95       11/19/2032          687,999
  2,280,714    FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                           7.55       11/10/2023        2,279,080
  6,155,252    FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                       2.39       01/20/2033        6,151,655
  2,005,459    GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 1999-2 CL A3+/-                 2.54       11/25/2029        2,006,286
  2,603,824    GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-            2.46       03/25/2027        2,599,294
  1,500,000    GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++                   2.29       12/02/2013        1,500,645
  1,637,510    HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2002-2, CLASS A+/-                  2.44       04/20/2032        1,637,344
  3,387,864    KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-                       2.25       10/25/2025        3,384,157
    920,938    LEHMAN BROTHERS+/-                                                          2.40       12/25/2033          919,732
  2,508,208    MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS
               A1+/-                                                                       2.22       11/15/2031        2,506,823
  6,633,243    MSDWCC HELOC TRUST SERIES 2003-1A CLASS A+/-                                2.45       11/25/2015        6,628,330
    843,853    NELLIE MAE INCORPORATED SERIES 1996-1 CLASS A2+/-                           2.13       12/15/2018          843,819
  2,526,704    OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                    2.60       02/25/2033        2,533,049
    271,900    PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A CLASS
               A2FL+++/-                                                                   3.46       06/18/2012          271,855
    214,656    PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-A1 CLASS
               A1FL+++/-                                                                   2.86       06/18/2012          214,585
  2,687,631    RESIDENTIAL ASSET SECURITIES 04-RP1 A2A+++/-                                2.23       11/25/2042        2,687,631
  2,837,560    SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                            2.47       06/20/2033        2,838,416
  3,286,798    SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                  2.48       10/19/2026        3,284,575
  2,000,000    STRUCTURED ASSET REPACKAGED TRUST+++/-                                      2.39       03/21/2006        2,004,156
  3,689,345    STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS 2A1+/-         3.83       03/25/2033        3,680,387
  1,001,258    STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-NP2 A1+++/-             2.48       12/25/2032        1,001,258
  9,000,000    TOYOTA AUTO RECEIVABLES OWNER TRUST SERIES 2003 B+/-                        1.90       08/15/2007        9,000,829
  9,000,000    UNION FINANCIAL SERVICES TAXABLE STUDENT LOAN SERIES 1998-A B5+/-           1.85       12/01/2032        9,000,000
  1,675,240    VENDEE MORTGAGE TRUST SERIES 2002-3 CLASS B                                 6.00       03/15/2021        1,690,970

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE     VALUE
ASSET-BACKED SECURITIES (CONTINUED)
$   775,623    WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2 A+/-             2.61%      12/25/2032    $     777,086
  5,309,162    WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2 ALL1+/-          2.44       07/02/2018        5,307,408
  3,848,707    WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1 CLASS-A+/-       2.40       06/25/2034        3,847,081
  2,993,627    WASHINGTON MUTUAL SERIES 2003-AR1 CLASS A6+/-                               4.51       03/25/2033        3,013,968

TOTAL ASSET-BACKED SECURITIES (COST $140,169,631)                                                                     140,408,104
                                                                                                                    -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.63%
    390,239    BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-              5.57       07/20/2032          391,814
  2,745,207    BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-              4.57       02/25/2033        2,769,463
  6,025,000    CHESAPEAKE FUNDING LLC SERIES 2003-2 A1+/-                                  2.04       11/07/2008        6,031,625
  8,000,000    COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3                             2.78       02/25/2035        8,000,000
  7,338,299    COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+++/-                        2.58       11/25/2034        7,332,279
  1,001,145    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-AR17
               CLASS 2A1+/-                                                                4.94       12/19/2039          978,529
  2,173,371    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-AR2
               CLASS 2A1+/-                                                                4.88       02/25/2033        2,173,658
  7,191,945    EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 3A3+/-                          2.47       09/25/2033        7,166,371
  2,750,000    FIFTH THIRD AUTO TRUST SERIES 2004-A CLASS A4                               3.70       10/20/2011        2,750,142
  1,469,069    GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 A+/-                        2.41       07/25/2029        1,470,021
  7,000,000    GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+++/-                      2.31       10/25/2034        7,031,711
  1,461,802    IMPAC CMB TRUST SERIES 2001-4 CLASS A1+/-                                   3.02       12/25/2031        1,462,043
  3,500,000    MALL OF AMERICA COMPANY LLC SERIES 2000-1 CLASS A+++/-                      2.39       03/12/2010        3,500,948
  7,397,076    MERRILL LYNCH CREDIT CORPORATION MORTGAGE INVESTORS
               INCORPORATED+/-                                                             2.36       03/25/2028        7,408,877
  3,292,139    MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2
               CLASS 2A2+/-                                                                4.21       02/25/2033        3,308,473
  9,869,673    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1995-B CLASS A+/-               2.27       10/15/2020        9,892,604
    849,213    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A+/-               2.25       09/15/2021          849,622
  1,730,173    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-               2.15       03/16/2026        1,728,393
  7,005,079    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-               2.25       03/15/2025        7,011,957
  6,504,513    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-              2.27       04/25/2028        6,518,714
  5,416,045    MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A A1+/-                    2.07       04/25/2029        5,398,395
  5,932,555    MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-           4.60       03/25/2033        6,005,578
  2,954,736    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-                 2.44       11/10/2030        2,952,277
  2,488,871    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A4                     6.65       11/10/2030        2,550,204
    578,065    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                      7.56       11/10/2030          615,621
    556,424    PROVIDIAN HOME EQUITY LOAN TRUST SERIES 1999-1 A+/-                         2.47       06/25/2025          557,550
  2,756,886    RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
               2003-HS1 AII+/-                                                             2.47       12/25/2032        2,758,633
  5,124,330    RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2004-HS3
               CLASS A+/-                                                                  2.45       09/25/2029        5,124,330
  2,258,253    RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1
               CLASS A1+++/-                                                               2.68       05/05/2033        2,265,616
  7,500,000    SASC 04-NP2 A1+++/-                                                         4.35       11/30/2034        7,500,000
  3,708,842    SASC SERIES 2003-39EX+/-                                                    2.63       08/25/2033        3,716,613
  9,021,523    SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                2.31       10/20/2027        9,038,223
 10,076,363    SEQUOIA MORTGAGE TRUST SERIES 2003-8 A1+/-                                  2.23       12/20/2033       10,077,165
  4,950,610    STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-S3 CLASS A+/-           2.09       10/25/2034        4,950,610

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $151,121,395)                                                         151,288,059
                                                                                                                    -------------

CORPORATE BONDS & NOTES - 23.79%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & Similar Materials - 0.36%
  2,984,000    REEBOK INTERNATIONAL LIMITED                                                6.75       09/15/2005        3,050,155
                                                                                                                    -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.41%
  3,550,000    MASCO CORPORATION SERIES+++/-                                               2.11       03/09/2007        3,558,069
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
CHEMICALS & ALLIED PRODUCTS - 0.56%
$ 1,000,000    ELI LILLY & COMPANY+/-                                                      2.41%      08/24/2007    $     999,663
  3,775,000    RPM INTERNATIONAL INCORPORATED                                              7.00       06/15/2005        3,805,868

                                                                                                                        4,805,531
                                                                                                                    -------------

COMMUNICATIONS - 0.60%
  3,080,000    COX RADIO INCORPORATED                                                      6.63       02/15/2006        3,185,693
  1,825,000    TIME WARNER COMPANIES INCORPORATED                                          8.11       08/15/2006        1,963,885

                                                                                                                        5,149,578
                                                                                                                    -------------

DEPOSITORY INSTITUTIONS - 2.79%
  1,750,000    ASSOCIATED BANK GREEN BAY SERIES BKNT+/-                                    2.16       12/10/2004        1,749,937
  2,100,000    BANK OF AMERICA CORPORATION SERIES MTN1+/-                                  2.63       08/26/2005        2,104,164
  3,000,000    BANKERS TRUST CORPORATION                                                   8.25       05/01/2005        3,066,081
  2,225,000    BB&T Corporation+/-                                                         6.38       06/30/2005        2,271,710
  3,497,000    FIFTH THIRD BANK MICHIGAN+/-                                                7.75       08/15/2010        3,597,602
  4,000,000    OLD NATIONAL BANK SERIES BKNT+/-                                            1.98       01/31/2005        3,999,668
  2,700,000    STATE STREET CAPITAL TRUST II<<+/-                                          2.79       02/15/2008        2,713,292
  1,250,000    US BANCORP FIRST BANK                                                       7.63       05/01/2005        1,274,680
    425,000    WACHOVIA CORPORATION                                                        6.88       09/15/2005          437,547
  2,710,000    WASHINGTON MUTUAL BANK FA SERIES MTN+/-                                     2.45       07/25/2006        2,722,173

                                                                                                                       23,936,854
                                                                                                                    -------------

EDUCATIONAL SERVICES - 0.07%
    564,100    EDUCATION LOANS INCORPORATED SERIES 1998-1 CLASS J+/-                       2.19       06/01/2020          563,652
                                                                                                                    -------------

ELECTRIC, GAS & SANITARY SERVICES - 1.71%
  4,000,000    DUKE ENERGY CORPORATION+/-                                                  2.30       12/08/2005        4,008,336
  3,765,000    DUKE ENERGY FIELD SERVICES LLC<<                                            7.50       08/16/2005        3,880,337
  3,550,000    EL PASO ELECTRIC COMPANY SERIES D                                           8.90       02/01/2006        3,773,579
  2,995,000    PUGET SOUND ENERGY INCORPORATED+/-                                          2.37       07/14/2006        2,994,859

                                                                                                                       14,657,111
                                                                                                                    -------------

FINANCIAL SERVICES - 0.29%
  2,500,000    AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                          2.23       07/11/2006        2,504,465
                                                                                                                    -------------

FOOD & KINDRED PRODUCTS - 0.39%
  1,555,000    GENERAL MILLS INCORPORATED                                                  6.45       10/15/2006        1,636,241
  1,600,000    RUBBERMAID INCORPORATED                                                     6.60       11/15/2006        1,694,334

                                                                                                                        3,330,575
                                                                                                                    -------------

FOOD STORES - 0.52%
  4,500,000    SAFEWAY INCORPORATED+/-                                                     2.63       11/01/2005        4,504,082
                                                                                                                    -------------

FORESTRY - 0.20%
  1,653,000    WEYERHAEUSER CO.                                                            6.13       03/15/2007        1,742,105
                                                                                                                    -------------

HOLDING & OTHER INVESTMENT OFFICES - 2.41%
  7,500,000    COLLEGIATE FUNDING SERVICES EDUCATION LOAN TRUST SERIES 2003-A
               CLASS A2+/-                                                                 2.26       09/28/2020        7,509,199
  7,500,000    COLLEGIATE FUNDING SERVICES EDUCATION LOAN TRUST SERIES A2+++/-             1.98       12/01/2041        7,500,000
  3,750,000    PRINCIPAL LIFE GLOBAL FUNDING I SERIES MTN+++/-                             2.37       05/27/2005        3,756,866
  1,885,000    SPIEKER PROPERTIES LIMITED PARTNERSHIP                                      6.88       02/01/2005        1,897,577

                                                                                                                       20,663,642
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.30%
$ 2,500,000    MARRIOTT INTERNATIONAL INCORPORATED SERIES B                                6.88%      11/15/2005    $   2,585,238
                                                                                                                    -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.78%
  2,675,000    ALLSTATE FINANCIAL GLOBAL FUNDING+++/-                                      2.37       03/22/2005        2,678,031
  4,000,000    NATIONWIDE LIFE GLOBAL FIND SERIES+++/-                                     1.80       05/15/2007        4,000,848

                                                                                                                        6,678,879
                                                                                                                    -------------

INSURANCE CARRIERS - 1.52%
  1,900,000    AMERUS GROUP COMPANY                                                        6.95       06/15/2005        1,932,598
    625,000    BERKLEY CORPORATION SERIES MTNA                                             6.38       04/15/2005          632,334
  2,840,000    HARTFORD LIFE GLOBAL FUND+/-                                                2.11       09/15/2009        2,816,249
  1,000,000    LINCOLN NATIONAL CORPORATION                                                7.25       05/15/2005        1,021,371
  3,000,000    PROVIDENT COMPANIES INCORPORATED                                            6.38       07/15/2005        3,030,150
  3,500,000    UNITRIN INCORPORATED                                                        5.75       07/01/2007        3,597,188

                                                                                                                       13,029,890
                                                                                                                    -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.91%
  3,575,000    AMERICAN EXPRESS CENTURION+/-                                               2.22       07/19/2007        3,573,391
  2,000,000    AMERICAN GENERAL FINANCE SERIES MTNH+/-                                     2.13       04/05/2007        1,994,476
  3,142,000    EQUIFAX INCORPORATED                                                        6.30       07/01/2005        3,200,862
  4,750,000    FORD MOTOR CREDIT COMPANY+/-                                                2.31       04/28/2005        4,744,371
  4,650,000    GENERAL MOTORS ACCEPTANCE CORPORATION SERIES MTN<<+/-                       3.33       10/20/2005        4,668,196
  4,180,000    GOLDMAN SACHS GROUP INCORPORATED+/-                                         2.20       01/09/2007        4,183,724
  2,000,000    JOHN HANCOCK GLOBAL FUNDING II SERIES+++/-                                  2.19       04/03/2009        1,998,540
  2,325,000    KEYCORP+/-                                                                  2.30       07/23/2007        2,324,363
    696,000    LEHMAN BROTHERS HOLDINGS CORPORATION SERIES EMTN+/-                         2.46       09/28/2005          698,797
  2,565,000    MARSHALL AND ILSLEY BANK+/-                                                 2.05       10/02/2006        2,485,383
  3,380,000    MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION FLOATING RATE+/-           2.51       11/24/2006        3,382,555
  2,030,860    MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
               SERIES 2003-2 A+/-                                                          2.44       04/25/2016        2,029,587
  6,195,168    RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 A+/-                       2.68       12/25/2033        6,196,258
  2,405,615    RESIDENTIAL FUNDING MORTGAGE SECURITIES SERIES 2002-HS3 2A+/-               2.52       08/25/2032        2,408,532
  1,847,256    SOVEREIGN BANKCORP++                                                       10.20       06/30/2005        1,883,758
  2,000,000    US TRUST COMPANY NEW YORK+/-                                                2.04       03/13/2006        1,962,160
  3,000,000    VOLKSWAGEN CREDIT INCORPORATED+++/-                                         2.33       07/21/2005        2,999,055

                                                                                                                       50,734,008
                                                                                                                    -------------

OIL & GAS EXTRACTION - 1.16%
  3,172,000    COLUMBIA ENERGY GROUP                                                       6.80       11/28/2005        3,279,731
  2,970,000    HALLIBURTON COMPANY+/-                                                      3.57       10/17/2005        2,995,797
  3,595,000    PIONEER NATIONAL RESOURCES                                                  8.88       04/15/2005        3,669,888

                                                                                                                        9,945,416
                                                                                                                    -------------

PAPER & ALLIED PRODUCTS - 0.27%
  2,285,000    AVERY DENNISON CORPORATION+/-                                               2.49       08/10/2007        2,283,915
                                                                                                                    -------------

PRIMARY METAL INDUSTRIES - 0.52%
  4,420,000    ALCOA INCORPORATED+/-                                                       2.10       12/06/2004        4,419,894
                                                                                                                    -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.06%
    525,000    DONNELLEY & SONS SERIES MTNC                                                6.66       07/06/2005          534,963
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
RAILROAD TRANSPORTATION - 0.61%
$ 3,000,000    NORFOLK SOUTHERN CORPORATION+/-                                             2.83%      02/28/2005    $   3,004,248
  2,201,000    UNION PACIFIC CORPORATION                                                   7.60       05/05/2005        2,243,407

                                                                                                                        5,247,655
                                                                                                                    -------------

REAL ESTATE - 0.68%
  1,800,000    JDN REALTY CORPORATION                                                      6.95       08/01/2007        1,942,098
  3,823,037    MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS A2+/-         2.63       10/20/2029        3,860,412

                                                                                                                        5,802,510
                                                                                                                    -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.19%
  1,600,000    NEWELL RUBBERMAID INCORPORATED                                              2.00       05/01/2005        1,594,250
                                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & Services - 0.23%
  2,000,000    MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN+/-                          2.74       05/22/2006        2,010,196
                                                                                                                    -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.24%
  2,000,000    LAFARGE NORTH AMERICA CORPORATION                                           6.38       07/15/2005        2,037,476
                                                                                                                    -------------

TRANSPORTATION BY AIR - 0.27%
  2,300,000    FEDEX CORPORATION SERIES+/-                                                 2.29       04/01/2005        2,300,860
                                                                                                                    -------------

TRANSPORTATION EQUIPMENT - 0.74%
  3,800,000    DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTND+/-                       2.75       09/26/2005        3,817,792
  1,500,000    FORD MOTOR CREDIT COMPANY<<+/-                                              2.77       09/28/2007        1,487,946
  1,000,000    NORTHERN NATURAL GAS++                                                      6.88       05/01/2005        1,017,087

                                                                                                                        6,322,825
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $203,853,429)                                                                     203,993,794
                                                                                                                    -------------

FUNDING AGREEMENT - 0.29%
  2,500,000    MONUMENTAL LIFE INSURANCE COMPANY+/-                                        1.99       10/20/2006        2,500,000

TOTAL FUNDING AGREEMENT (COST $2,500,000)                                                                               2,500,000
                                                                                                                    -------------

LOAN PARTICIPATION - 1.02%
  4,000,000    TIMES SQUARE DEVELOPMENT BANK LOAN+/-                                       2.09       01/23/2007        4,010,000
    935,624    UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-                             2.13       10/15/2020          941,472
  3,762,728    UNITED STATES DEPARTMENT OF AGRICULTURE - PVT+/-                            1.99       06/25/2016        3,762,728

TOTAL LOAN PARTICIPATION (COST $8,702,972)                                                                              8,714,200
                                                                                                                    -------------

MUNICIPAL BONDS & NOTES - 7.41%
  4,700,000    COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN
               REVENUESS.+/-                                                               2.02       12/01/2032        4,700,000
  3,500,000    EDUCATIONAL FUNDING SOUTH INCORPORATED TENNESSEE EDUCATIONAL LOAN
               REVENUE SERIES B-2SS.+/-                                                    1.93       06/01/2038        3,500,000
    385,000    HUDSON COUNTY NJ (GENERAL OBLIGATION - STATES, TERRITORIES
               LOC)+/-                                                                     6.09       09/01/2005          393,932
    635,000    MINNESOTA STATE MUNICIPAL POWER AGENCY ELECTRIC REVENUE                     2.79       10/01/2005          632,193
  8,330,000    MISSISSIPPI HIGHER EDUCATION ASSISTANCE CORPORATION STUDENT
               LOANSS.+/-                                                                  2.15       09/01/2034        8,330,000
 13,900,000    NORTH CAROLINA STATE EDUCATION ASSISTANCE AUTHORITY REVENUE
               GUARANTEED STUDENT LOANS SERIES LN-N+/-                                     1.97       09/01/2015       13,900,000
  1,900,000    OREGON STATE TAXABLE ALTERNATE ENERGY PROJECT SERIES D                      4.00       04/01/2006        1,915,580
  2,000,000    PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT
               LOAN REVENUE SUB SERIES ESS.+/-                                             2.35       11/01/2028        2,000,000
  7,020,000    SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN REVENUE
               SERIES A-2SS.+/-                                                            2.00       06/01/2033        7,020,000
  6,450,000    SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN REVENUE
               SERIES A-3SS.+/-                                                            2.00       09/01/2026        6,450,000

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES (CONTINUED)
$ 1,750,000    SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN REVENUE
               SERIES A-3SS.+/-                                                            2.12%      06/01/2033    $   1,750,000
  5,000,000    SOUTH CAROLINA STUDENT LOAN CORPORATION EDUCATIONAL LOAN REVENUE
               SERIES A-4SS.+/-                                                            1.92       06/01/2043        5,000,000
  8,000,000    STUDENT LOAN FINANCE ASSOCIATION WASHINGTON (EDUCATIONAL
               FACILITIESREVENUE LOC)SS.+/-                                                2.30       06/01/2038        8,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $63,587,960)                                                                       63,591,705
                                                                                                                    -------------
US GOVERNMENT AGENCY SECURITIES - 22.83%

FEDERAL AGENCY & GOVERNMENT - 0.36%
     19,736    SBA #500276+/-                                                              6.13       05/25/2007           20,221
    199,219    SBA #500957+/-                                                              4.50       07/25/2014          207,836
    124,505    SBA #501224+/-                                                              3.00       06/25/2015          126,156
     24,977    SBA #502966+/-                                                              5.98       05/25/2015           26,428
    179,977    SBA #503405+/-                                                              4.63       05/25/2016          191,033
    858,415    SBA #503611+/-                                                              4.63       12/25/2021          912,277
     27,797    SBA #503653+/-                                                              5.38       01/25/2010           28,774
    445,808    SBA #503658+/-                                                              5.88       09/25/2010          467,295
    203,092    SBA #503664+/-                                                              5.23       01/25/2013          211,808
    815,884    SBA Series 10-C                                                             7.88       05/01/2010          865,636

                                                                                                                        3,057,464
                                                                                                                    -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.88%
     47,204    FHLMC # 410220+/-                                                           3.28       10/01/2025           48,677
     82,413    FHLMC # 611084+/-                                                           3.57       06/01/2030           86,087
    494,707    FHLMC #786614+/-                                                            4.34       08/01/2025          505,019
    206,155    FHLMC #845151+/-                                                            3.30       06/01/2022          213,850
     30,426    FHLMC #846367+/-                                                            3.64       04/01/2029           31,648
  2,313,874    FHLMC #E90573                                                               6.00       07/01/2017        2,426,262
  4,676,950    FHLMC #G90030<<                                                             7.50       07/17/2017        4,964,848
    454,336    FHLMC SERIES 1192 CLASS I                                                   7.50       01/15/2007          453,992
    758,057    FHLMC SERIES 29 CLASS A1+/-                                                 2.00       09/15/2026          758,040
    461,533    FHLMC SERIES 31 CLASS A7+/-                                                 2.31       05/25/2031          461,452
  1,593,642    FHLMC SERIES T-35 CLASS A+/-                                                2.07       09/25/2031        1,594,231
  9,168,544    FHLMC SERIES T-55 1A2                                                       7.00       03/25/2043        9,566,440
  5,197,142    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A               7.00       02/25/2043        5,513,843
  6,192,446    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-            4.30       02/25/2043        6,512,315
  8,140,906    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A               7.50       09/25/2043        8,741,297

                                                                                                                       41,878,001
                                                                                                                    -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.84%
    272,263    FNMA #155506+/-                                                             3.20       04/01/2022          280,948
    726,709    FNMA #190815+/-                                                             3.83       07/01/2017          701,269
     90,575    FNMA #220706+/-                                                             3.36       06/01/2023           93,354
    484,687    FNMA #253482                                                                8.50       10/01/2030          524,669
    127,224    FNMA #318464+/-                                                             3.48       04/01/2025          131,155
    283,950    FNMA #321051+/-                                                             4.07       08/01/2025          293,313
     64,050    FNMA #331866+/-                                                             3.42       12/01/2025           66,875
 15,000,000    FNMA #460900<<                                                              3.92       01/01/2008       15,017,783
     60,342    FNMA #46698+/-                                                              2.78       12/01/2015           61,330
     27,271    FNMA #519047+/-                                                             4.34       09/01/2029           28,216

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE     VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 3,845,896    FNMA #545927<<                                                              6.50%      12/01/2015    $   4,079,569
  4,439,160    FNMA #631367<<                                                              5.50       02/01/2017        4,583,433
  5,476,847    FNMA #686043<<+/-                                                           4.43       07/01/2033        5,536,002
  6,185,901    FNMA #693015+/-                                                             4.13       06/01/2033        6,260,769
  3,893,979    FNMA #726776+/-                                                             4.43       05/01/2033        3,923,976
  2,631,658    FNMA #732003<<+/-                                                           4.51       09/01/2033        2,657,469
  5,024,645    FNMA #734329<<+/-                                                           4.27       06/01/2033        5,075,578
  9,153,911    FNMA #739757<<+/-                                                           4.08       08/01/2033        9,283,736
  8,761,674    FNMA #741447<<+/-                                                           4.05       10/01/2033        8,696,156
  9,242,071    FNMA #741454<<+/-                                                           4.12       10/01/2033        9,186,978
  8,835,541    FNMA #750805<<+/-                                                           4.80       11/25/2033        8,910,265
 14,529,411    FNMA #789463<<+/-                                                           4.44       06/01/2034       14,629,718
  1,686,412    FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                                 7.50       05/25/2042        1,823,637
  1,876,362    FNMA GRANTOR TRUST SERIES 2002-T13 CLASS A1+/-                              2.03       08/25/2032        1,875,893
  4,089,582    FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                               2.04       09/26/2033        4,090,595
    465,366    FNMA SERIES 1991-146 CLASS Z                                                8.00       10/25/2006          479,550
    340,231    FNMA SERIES 2001-W1 CLASS AV1+/-                                            2.08       08/25/2031          340,238
  2,536,117    FNMA SERIES 2002-90 CLASS A2                                                6.50       11/25/2042        2,647,866
  4,537,018    FNMA SERIES 2003-W4 3A                                                      7.00       10/25/2042        4,803,568
  4,624,601    FNMA SERIES 2004-W2 2A2                                                     7.00       02/25/2044        4,895,681
  1,844,650    FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                    7.50       08/25/2042        1,980,693
  3,033,150    FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                                2.02       02/25/2033        3,036,332
  1,360,194    FNMA WHOLE LOAN SERIES 2003-W16 CLASS AF1+/-                                2.27       10/25/2033        1,360,235

                                                                                                                      127,356,849
                                                                                                                    -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.07%
    560,127    GNMA #780533                                                                7.00       07/15/2008          597,036
                                                                                                                    -------------

STUDENT LOAN MARKETING ASSOCIATION - 2.68%
  3,000,000    SLMA SERIES 1999-3 CLASS CTFS+/-                                            2.06       01/26/2015        3,029,065
 10,000,000    SLMA SERIES 2003-10A CLASS AIG+++/-                                         1.97       12/15/2016       10,000,000
  9,950,000    STUDENT LOAN CONSOLIDATION CENTER SERIES A-9+++/-                           1.90       07/01/2042        9,950,000

                                                                                                                       22,979,065
                                                                                                                    -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $195,626,367)                                                             195,868,415
                                                                                                                    -------------

US TREASURY SECURITIES - 9.62%

US TREASURY NOTES - 9.62%
 14,400,000    US TREASURY NOTE<<                                                         5.50        02/15/2008       15,347,808
 26,005,000    US TREASURY NOTE<<                                                         3.00        02/15/2008       25,751,035
 29,000,000    US TREASURY NOTE<<                                                         3.38        12/15/2008       28,841,399
 12,500,000    US TREASURY NOTE<<                                                         3.88        05/15/2009       12,632,812

                                                                                                                       82,573,054
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $83,440,113)                                                                        82,573,054
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                            VALUE
COLLATERAL FOR SECURITIES LENDING - 21.67%
               COLLATERAL FOR SECURITY LENDING                                                                     $  185,933,262

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $185,933,262)                                                           185,933,262
                                                                                                                   --------------
SHORT-TERM INVESTMENTS - 2.11%
 18,123,948    WELLS FARGO MONEY MARKET TRUST~>>                                                                       18,123,948
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,123,948)                                                                        18,123,948
                                                                                                                   --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,053,059,077)*                      122.73%                                                                $1,052,994,541

OTHER ASSETS AND LIABILITIES, NET           (22.73)                                                                  (195,049,401)
                                            ------                                                                 --------------

TOTAL NET ASSETS                            100.00%                                                                $  857,945,140
                                            ======                                                                 ==============

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $18,123,948.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

SS THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
ASSET-BACKED SECURITIES - 5.53%
$ 1,839,000    AESOP FUNDING II LLC SERIES 1998-1 CLASS A++                                6.14%      05/20/2006    $   1,856,042
    883,248    BANKAMERICA MANUFACTURED HOUSING CONTRACT SERIES 1997-1 CLASS A8            6.73       06/10/2023          900,776
  1,125,000    BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1995-A CLASS A3+/-           2.44       06/01/2025        1,124,633
  1,000,000    CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5^                        4.65       02/25/2032        1,043,562
    956,450    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD3
               CLASS A1+++/-                                                               2.38       02/25/2034          957,496
    883,304    EQCC HOME EQUITY LOAN TRUST SERIES 1999-2 CLASS A6F                         6.69       07/25/2030          913,890
    579,773    GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                     6.86       07/15/2029          611,511
    389,771    GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-A CLASS M1                    6.92       08/15/2026          395,606
  1,000,000    GREEN TREE HOME EQUITY LOAN TRUST SERIES 1999-C CLASS M2                    8.36       07/15/2030        1,052,398
    173,214    LONG BEACH MORTGAGE LOAN TRUST SERIES 2002-1 CLASS 2A4^                     6.46       05/25/2032          173,750
  1,000,000    MELLON BANK PREMIUM FINANCE LOAN MASTER SERIES 2004-1 CLASS A+/-            2.04       06/15/2009        1,000,000
    100,173    PASS-THROUGH AMORTIZING CREDIT CARD TRUSTS SERIES 2002-1A CLASS
               A2FL+++/-                                                                   3.46       06/18/2012          100,157
  1,226,000    RENTAL CAR FINANCE CORPORATION SERIES 1997-1 CLASS B3++                     6.70       09/25/2007        1,234,068
  1,000,000    RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3 CLASS A6         5.98       08/25/2019        1,023,805
    192,542    SAXON ASSET SECURITIES TRUST SERIES 1999-2 CLASS AF6                        6.42       03/25/2014          192,256
     55,463    VAN KAMPEN CLO I LIMITED+++/-                                               1.44       10/08/2007           55,463

TOTAL ASSET-BACKED SECURITIES (COST $12,463,969)                                                                       12,635,413
                                                                                                                    -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.11%
    962,887    COUNTRYWIDE HOME LOANS++                                                    6.50       11/25/2034        1,012,987
  1,918,190    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2003-17 CLASS 4A1           5.50       06/25/2033        1,910,443
  1,489,031    CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION 2004-AR5 CLASS
               10A1+/-                                                                     5.03       05/01/2034        1,512,216
  1,350,000    FANNIE MAE WHOLE LOAN SERIES 2002-W4 CLASS A4                               6.25       05/25/2042        1,397,427
  1,373,507    FANNIE MAE WHOLE LOAN SERIES 2004-W11 CLASS 1A3                             7.00       05/25/2044        1,453,692
    429,034    FANNIE MAE WHOLE LOAN SERIES 2004-W8 CLASS 3A                               7.50       06/25/2044          460,160
  1,360,611    MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 1997-C1
               CLASS A3                                                                    7.12       06/18/2029        1,433,396
    812,553    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS A1V+/-                 2.21       11/10/2030          811,876
    289,032    NATIONSLINK FUNDING CORPORATION SERIES 1999-SL CLASS D                      7.56       11/10/2030          307,811
    920,777    NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+++/-            6.50       10/25/2034          960,220
    410,591    RESIDENTIAL FUNDING SECURITIES CORPORATION SERIES 2003-RP1 CLASS
               A1+++/-                                                                     2.43       11/25/2034          411,930

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $11,665,815)                                                           11,672,158
                                                                                                                    -------------

CORPORATE BONDS & NOTES - 38.45%

AEROSPACE, DEFENSE - 0.22%
    450,000    AMOR HOLDINGS INCORPORATED                                                  8.25       08/15/2013          502,875
                                                                                                                    -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.41%
    500,000    PHILLIPS-VAN HEUSEN                                                         7.75       11/15/2023          522,500
    375,000    RUSSELL CORPORATION                                                         9.25       05/01/2010          405,000

                                                                                                                          927,500
                                                                                                                    -------------

BUSINESS SERVICES - 1.10%
    250,000    AFFINITY GROUP INCORPORATED                                                 9.00       02/15/2012          270,000
    600,000    CENDANT CORPORATION                                                         7.38       01/15/2013          686,322
    500,000    FISERV INCORPORATED                                                         4.00       04/15/2008          500,498
    375,000    IRON MOUNTAIN INCORPORATED                                                  8.63       04/01/2013          395,625
    600,000    NCR CORPORATION                                                             7.13       06/15/2009          657,493

                                                                                                                        2,509,938
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
CHEMICALS & ALLIED PRODUCTS - 2.98%
$   225,000    AIRGAS INCORPORATED                                                         9.13%      10/01/2011    $     252,000
    500,000    AIRGAS INCORPORATED SERIES MTN                                              7.75       09/15/2006          530,000
    650,000    BRISTOL MYERS SQUIBB                                                        5.75       10/01/2011          688,900
    700,000    EASTMAN CHEMICAL COMPANY                                                    7.00       04/15/2012          788,694
    375,000    IMC GLOBAL INCORPORATED                                                    10.88       06/01/2008          451,875
    325,000    IMC GLOBAL INCORPORATED SERIES B                                           11.25       06/01/2011          377,000
    900,000    LYONDELL CHEMICAL COMPANY SERIES A                                          9.63       05/01/2007          992,250
    400,000    OLIN CORPORATION                                                            9.13       12/15/2011          491,300
    850,000    RPM INTERNATIONAL INCORPORATED                                              7.00       06/15/2005          856,950
    800,000    SENSIENT TECHNOLOGIES                                                       6.50       04/01/2009          824,469
    500,000    WYETH                                                                       6.95       03/15/2011          557,504

                                                                                                                        6,810,942
                                                                                                                    -------------

COMMUNICATIONS - 1.35%
    575,000    CANWEST MEDIA INCORPORATED                                                 10.63       05/15/2011          646,875
    475,000    COX COMMUNICATIONS INCORPORATED                                             7.88       08/15/2009          532,998
    500,000    L3 COMMUNICATIONS CORPORATION                                               7.63       06/15/2012          542,500
    375,000    PANAMSAT CORPORATION                                                        6.38       01/15/2008          387,187
    275,000    SINCLAIR BROADCAST GROUP INCORPORATED                                       8.75       12/15/2011          294,938
    600,000    TIME WARNER INCORPORATED                                                    6.88       05/01/2012          673,780

                                                                                                                        3,078,278
                                                                                                                    -------------

CONSUMER SERVICES - 0.24%
    500,000    NIELSEN MEDIA                                                               7.60       06/15/2009          554,273
                                                                                                                    -------------

DEPOSITORY INSTITUTIONS - 5.72%
  1,100,000    ASSOCIATED BANCORP                                                          6.75       08/15/2011        1,223,420
  1,050,000    BANK ONE CAPITAL IV+/-                                                      3.29       09/01/2030        1,059,942
  1,839,000    BANKAMERICA CAPITAL III+/-                                                  2.64       01/15/2027        1,774,282
  1,000,000    CITY NATIONAL BANK                                                          6.75       09/01/2011        1,114,436
    625,000    COLONIAL BANK                                                               9.38       06/01/2011          737,086
  1,226,000    DEPOSIT GUARANTY CORPORATION                                                7.25       05/01/2006        1,296,453
  1,226,000    FARMERS EXCHANGE CAPITAL++                                                  7.20       07/15/2048        1,216,213
    250,000    FIRSTAR BANK NA                                                             7.13       12/01/2009          283,227
    800,000    HAVEN CAPITAL TRUST I                                                      10.46       02/01/2027          910,114
    665,000    MANUFACTURERS & TRADERS TRUST COMPANY                                       8.00       10/01/2010          785,003
    650,000    NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                   2.99       04/01/2027          638,748
    450,000    NTC CAPITAL TRUST SERIES A+/-                                               2.59       01/15/2027          429,220
    725,000    TCF FINANCIAL BANK                                                          5.00       06/15/2014          731,066
    750,000    WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                      7.80       08/18/2010          871,906

                                                                                                                       13,071,116
                                                                                                                    -------------

EDUCATIONAL SERVICES - 1.79%
  2,235,000    MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                       7.25       11/02/2049        2,716,388
  1,250,000    STANFORD UNIVERSITY SERIES MTNA                                             6.16       04/30/2011        1,376,755

                                                                                                                        4,093,143
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
ELECTRIC, GAS & SANITARY SERVICES - 0.40%
$   500,000    DUKE ENERGY FIELD SERVICES LLC                                              7.88%      08/16/2010    $     581,488
    300,000    SEMCO ENERGY INCORPORATED 144A                                              7.13       05/15/2008          322,500

                                                                                                                          903,988
                                                                                                                    -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.99%
    500,000    RAYOVAC CORPORATION                                                         8.50       10/01/2013          552,500
    700,000    SANMINA - SCI CORPORATION                                                  10.38       01/15/2010          805,000
    850,000    THOMAS & BETTS CORPORATION SERIES MTN                                       6.63       05/07/2008          899,060

                                                                                                                        2,256,560
                                                                                                                    -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.27%
    600,000    MASSEY ENERGY COMPANY<<                                                     6.95       03/01/2007          624,000
                                                                                                                    -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.37%
    775,000    THE SHAW GROUP INCORPORATED<<                                              10.75       03/15/2010          835,063
                                                                                                                    -------------

FOOD & KINDRED PRODUCTS - 1.28%
    650,000    CONAGRA FOODS INCORPORATED                                                  7.88       09/15/2010          760,677
    375,000    CONSTELLATION BRANDS INCORPORATED SERIES B                                  8.00       02/15/2008          410,625
    375,000    CORN PRODUCTS INTERNATIONAL INCORPORATED                                    8.25       07/15/2007          412,500
    375,000    COTT BEVERAGES USA INCORPORATED                                             8.00       12/15/2011          407,813
    500,000    GENERAL MILLS INCORPORATED                                                  6.00       02/15/2012          535,776
    375,000    LAND O' LAKES INCORPORATED                                                  9.00       12/15/2010          403,125

                                                                                                                        2,930,516
                                                                                                                    -------------

FORESTRY - 0.56%
    500,000    TEMBEC INDUSTRIES                                                           8.63       06/30/2009          498,750
    700,000    WEYERHAEUSER COMPANY                                                        6.75       03/15/2012          785,114

                                                                                                                        1,283,864
                                                                                                                    -------------

GENERAL MERCHANDISE STORES - 0.23%
    475,000    RITE AID CORPORATION                                                        9.50       02/15/2011          521,313
                                                                                                                    -------------

HEALTH SERVICES - 1.25%
    850,000    AMERICAN ASSOCIATION OF RETIRED PERSONS++                                   7.50       05/01/2031          997,590
    600,000    HEALTHSOUTH CORPORATION                                                     7.63       06/01/2012          590,250
    400,000    NDC HEALTH CORPORATION                                                     10.50       12/01/2012          427,000
    750,000    US ONCOLOGY INCORPORATED++                                                  9.00       08/15/2012          832,500

                                                                                                                        2,847,340
                                                                                                                    -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.84%
    475,000    JOHNSONDIVERSEY INCORPORATED SERIES B                                       9.63       05/15/2012          536,750
    500,000    NATIONAL CITY BANK OF COLUMBUS SERIES 4                                     7.25       07/15/2010          577,354
    750,000    PRINCIPAL LIFE GLOBAL FUNDING I++                                           6.25       02/15/2012          812,171

                                                                                                                        1,926,275
                                                                                                                    -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
    500,000    STEELCASE INCORPORATED                                                      6.38       11/15/2006          517,146
                                                                                                                    -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.19%
    126,000    HOST MARRIOTT CORPORATION SERIES B                                          7.88       08/01/2008          129,623
    280,000    MGM MIRAGE                                                                  6.88       02/06/2008          301,700

                                                                                                                          431,323
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.90%
$   500,000    AMERICAN STANDARD INCORPORATED                                              8.25%      06/01/2009    $     573,750
    400,000    BRIGGS & STRATTON CORPORATION                                               8.88       03/15/2011          482,000
    350,000    FLEXTRONICS INTERNATIONAL++                                                 6.13       11/15/2014          342,125
    625,000    UNISYS CORPORATION                                                          6.88       03/15/2010          660,938

                                                                                                                        2,058,813
                                                                                                                    -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.31%
    670,000    NLV FINANCIAL CORPORATION++                                                 7.50       08/15/2033          701,348
                                                                                                                    -------------

INSURANCE CARRIERS - 3.98%
    500,000    AMERUS GROUP COMPANY                                                        6.95       06/15/2005          508,578
    675,000    BLUE CROSS & BLUE SHIELD OF FLORIDA++                                       8.25       11/15/2011          774,270
    400,000    JOHN HANCOCK GLOBAL FUNDING II++                                            7.90       07/02/2010          466,166
    807,000    MARKEL CORPORATION                                                          7.20       08/15/2007          850,157
  2,000,000    MINNESOTA LIFE INSURANCE COMPANY++                                          8.25       09/15/2025        2,458,356
  1,073,000    PRUDENTIAL INSURANCE COMPANY OF AMERICA++                                   7.65       07/01/2007        1,166,108
    682,000    REINSURANCE GROUP OF AMERICA++                                              7.25       04/01/2006          707,836
    750,000    RELIASTAR FINANCIAL CORPORATION                                             8.00       10/30/2006          814,643
    700,000    UNITRIN INCORPORATED                                                        5.75       07/01/2007          719,438
    625,000    WR BERKLEY CORPORATION                                                      5.13       09/30/2010          625,286

                                                                                                                        9,090,838
                                                                                                                    -------------

MACHINERY - 0.28%
    600,000    JLG INDUSTRIES INCORPORATED                                                 8.25       05/01/2008          642,000
                                                                                                                    -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 0.32%
    650,000    PERKINELMER INCORPORATED                                                    8.88       01/15/2013          741,000
                                                                                                                    -------------

METAL MINING - 0.06%
    125,000    CENTURY ALUMINUM COMPANY++                                                  7.50       08/15/2014          131,250
                                                                                                                    -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.03%
    800,000    GENERAL ELECTRIC COMPANY                                                    5.00       02/01/2013          812,137
    425,000    JACUZZI BRANDS INCORPORATED                                                 9.63       07/01/2010          484,500
    375,000    OWENS-BROCKWAY                                                              8.88       02/15/2009          405,000
    625,000    SPX CORPORATION                                                             6.25       06/15/2011          645,312

                                                                                                                        2,346,949
                                                                                                                    -------------

MISCELLANEOUS RETAIL - 0.38%
    375,000    JEAN COUTU GROUP (PJC) INCORPORATED++                                       7.63       08/01/2012          391,875
    510,000    REMINGTON ARMS COMPANY INCORPORATED<<                                       10.50      02/01/2011          474,300

                                                                                                                          866,175
                                                                                                                    -------------

MOTION PICTURES - 0.18%
    375,000    ALLIANCE ATLANTIS COMMUNICATIONS INCORPORATED                              13.00       12/15/2009          400,313
                                                                                                                    -------------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.31%
    600,000    GOODRICH CORPORATION                                                        7.63       12/15/2012          703,139
                                                                                                                    -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.00%
    650,000    ATHENA NEUROSCIENCES FINANCE LLC                                            7.25       02/21/2008          678,438
  1,000,000    FORD MOTOR CREDIT COMPANY                                                   7.38       10/28/2009        1,073,582
    500,000    GENERAL MOTORS ACCEPTANCE CORPORATION                                       7.75       01/19/2010          535,768

                                                                                                                        2,287,788
                                                                                                                    -------------

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
OIL & GAS EXTRACTION - 1.26%
$   910,000    HALLIBURTON COMPANY+/-                                                      3.12%      10/17/2005    $     917,904
    500,000    MARATHON OIL CORPORATION CONSOLIDATED                                       6.85       03/01/2008          542,996
    400,000    PARKER DRILLING COMPANY SERIES B                                           10.13       11/15/2009          418,000
    525,000    PIONEER NATURAL RESOURCES COMPANY                                           6.50       01/15/2008          562,879
    375,000    SWIFT ENERGY COMPANY                                                        9.38       05/01/2012          423,750

                                                                                                                        2,865,529
                                                                                                                    -------------

PAPER & ALLIED PRODUCTS - 1.00%
    850,000    ABITIBI CONSOLIDATED INCORPORATED                                           6.95       12/15/2006          878,688
    700,000    MEADWESTVACO CORPORATION<<                                                  6.85       04/01/2012          785,049
    600,000    SOLO CUP COMPANY                                                            8.50       02/15/2014          624,000

                                                                                                                        2,287,737
                                                                                                                    -------------

PERSONAL SERVICES - 0.57%
    330,000    ALDERWOODS GROUP INCORPORATED++                                             7.75       09/15/2012          352,275
     35,000    SERVICE CORPORATION INTERNATIONAL                                           6.00       12/15/2005           35,569
    400,000    SERVICE CORPORATION INTERNATIONAL                                           6.50       03/15/2008          417,000
    450,000    STEWART ENTERPRISES INCORPORATED                                           10.75       07/01/2008          490,500

                                                                                                                        1,295,344
                                                                                                                    -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.21%
    480,000    CITGO PETROLEUM CORPORATION++                                               6.00       10/15/2011          484,800
                                                                                                                    -------------

PIPELINES, EXCEPT NATURAL GAS - 0.38%
    825,000    EL PASO PRODUCTION HOLDING COMPANY                                          7.75       06/01/2013          860,063
                                                                                                                    -------------

PRIMARY METAL INDUSTRIES - 0.65%
    300,000    INTERNATIONAL STEEL GROUP                                                   6.50       04/15/2014          318,750
    500,000    ISPAT INLAND ULC UNRESTRICTED+/-                                            8.76       04/01/2010          550,000
    273,000    UNITED STATES STEEL LLC                                                    10.75       08/01/2008          322,140
    275,000    VALMONT INDUSTRIES INCORPORATED++                                           6.88       05/01/2014          282,219

                                                                                                                        1,473,109
                                                                                                                    -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.79%
    525,000    AMERICAN GREETINGS CORPORATION                                              6.10       08/01/2028          563,063
    500,000    HOUGHTON MIFFLIN COMPANY                                                    8.25       02/01/2011          537,500
    600,000    VIACOM INCORPORATED                                                         7.70       07/30/2010          694,853

                                                                                                                        1,795,416
                                                                                                                    -------------

RECREATION - 0.09%
    200,000    AMF BOWLING WORLDWIDE INCORPORATED                                         10.00       03/01/2010          214,000
                                                                                                                    -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.80%
  1,000,000    GOLDMAN SACHS GROUP INCORPORATED+/-                                         1.98       07/23/2009        1,001,364
    750,000    MORGAN STANLEY                                                              6.75       04/15/2011          836,228

                                                                                                                        1,837,592
                                                                                                                    -------------

SPECIAL PURPOSE ENTITY - 0.18%
    400,000    POSTER FINANCIAL GROUP INCORPORATED                                         8.75       12/01/2011          411,000
                                                                                                                    -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.25%
    500,000    TEXAS INDUSTRIES INCORPORATED                                              10.25       06/15/2011          575,000
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
TELECOMMUNICATIONS - 0.32%
$   700,000    SPRINT CAPITAL CORPORATION                                                  6.00%      01/15/2007    $     732,921
                                                                                                                    -------------

TRANSPORTATION BY AIR - 1.17%
    405,669    CONTINENTAL AIRLINES INCORPORATED SERIES 01-1                               7.03       06/15/2011          324,636
    635,490    CONTINENTAL AIRLINES INCORPORATED SERIES 974C                               6.80       07/02/2007          571,523
    250,452    DELTA AIR LINES INCORPORATED                                                7.78       01/02/2012          135,491
    400,000    DELTA AIR LINES SERIES 00-1                                                 7.78       11/18/2005          338,630
    869,397    FEDEX CORPORATION SERIES 97-B                                               7.52       01/15/2018          959,186
    363,800    NORTHWEST AIRLINES INCORPORATED SERIES 991A                                 6.81       02/01/2020          334,110

                                                                                                                        2,663,576
                                                                                                                    -------------

TRANSPORTATION EQUIPMENT - 1.21%
    475,000    ALLIANT TECHSYSTEMS INCORPORATED                                            8.50       05/15/2011          522,500
    650,000    DAIMLERCHRYSLER NA HOLDING CORPORATION                                      7.75       01/18/2011          744,316
    550,000    DELCO REMY INTERNATIONAL INCORPORATED+/-                                    6.07       04/15/2009          556,875
    860,000    NAVISTAR INTERNATIONAL<<                                                    7.50       06/15/2011          928,800

                                                                                                                        2,752,491
                                                                                                                    -------------

TRANSPORTATION SERVICES - 0.20%
    460,000    TEEKAY SHIPPING CORPORATION                                                 8.32       02/01/2008          466,900
                                                                                                                    -------------

WATER TRANSPORTATION - 0.20%
    400,000    OVERSEAS SHIPHOLDING GROUP                                                  8.25       03/15/2013          448,000
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $83,565,744)                                                                       87,758,544
                                                                                                                    -------------

MUNICIPAL BONDS & NOTES - 1.21%
  1,225,000    HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE           7.40       12/01/2025        1,490,432
  1,310,000    INDIANA BOND BANK REVENUE                                                   4.73       01/15/2014        1,286,053

TOTAL MUNICIPAL BONDS & NOTES (COST $2,565,933)                                                                         2,776,485
                                                                                                                    -------------

US GOVERNMENT AGENCY SECURITIES - 37.42%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 15.08%
  1,309,831    FHLMC #A15838<<                                                             5.50       12/01/2033        1,327,738
  2,535,405    FHLMC SERIES 1675 CLASS KZ                                                  6.50       02/15/2024        2,649,599
  5,000,000    FHLMC SERIES 2358 CLASS PD                                                  6.00       09/15/2016        5,226,896
  7,500,000    FHLMC SERIES 2363 CLASS PF                                                  6.00       09/15/2016        7,829,435
  6,500,000    FHLMC SERIES 2416 CLASS PE<<                                                6.00       10/15/2021        6,768,025
     80,221    FHLMC Series 2416 Class PF                                                  6.00       08/15/2018           80,159
  1,500,000    FHLMC Series 2439 Class LG<<                                                6.00       09/15/2030        1,536,501
  1,471,862    FHLMC SERIES T-20 CLASS A6^                                                 5.85       09/25/2029        1,519,946
  5,847,986    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z              6.50       02/25/2042        6,105,666
  1,302,545    FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A               7.50       09/25/2043        1,398,608

                                                                                                                       34,442,573
                                                                                                                    -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.44%
  1,406,837    FNMA #380581<<                                                              6.18       08/01/2008        1,493,283
    963,736    FNMA #383017                                                                6.49       01/01/2008        1,020,573
  1,486,528    FNMA #386890                                                                3.99       04/01/2011        1,447,739
  2,081,780    FNMA #555326<<                                                              5.50       04/01/2033        2,107,919
    789,749    FNMA #678939                                                                5.50       02/01/2018          815,416
    776,065    FNMA #701350<<                                                              5.50       04/01/2018          801,287

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 4,116,379    FNMA #725232                                                                5.00%      03/01/2034    $   4,071,844
  1,106,223    FNMA #731996<<+/-                                                           4.08       09/01/2033        1,117,876
    953,532    FNMA #739757<<+/-                                                           4.07       08/01/2033          967,056
  1,272,265    FNMA #741305<<                                                              5.00       09/01/2018        1,290,554
  1,794,882    FNMA #741458<<+/-                                                           4.53       10/01/2033        1,811,445
  2,595,960    FNMA #765178<<                                                              5.00       01/01/2019        2,633,277
  1,937,255    FNMA #789463<<+/-                                                           4.44       06/01/2034        1,950,629
  2,000,000    FNMA #801908                                                                5.00       11/01/2019        2,028,750
    365,054    FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                  7.00       12/25/2041          386,500
  3,807,399    FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                  6.00       02/25/2044        3,938,465
    845,372    FNMA SERIES 2002-90 CLASS A2                                                6.50       11/25/2042          882,622
  5,848,131    FNMA SERIES 2003-92 CLASS HP                                                4.50       09/25/2018        5,840,544
  2,946,139    FNMA SERIES 2003-97 CLASS CA<<                                              5.00       10/25/2018        2,988,619
  3,000,000    FNMA TBA%%                                                                  4.50       11/15/2019        2,979,375
  1,464,448    FNMA WHOLE LOAN                                                             7.00       12/25/2033        1,530,492

                                                                                                                       42,104,265
                                                                                                                    -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.59%
    292,627    GNMA #345066                                                                6.50       10/15/2023          310,298
    218,257    GNMA #346960                                                                6.50       12/15/2023          231,438
    202,194    GNMA #354692                                                                6.50       11/15/2023          214,405
    297,866    GNMA #361398<<                                                              6.50       01/15/2024          315,543
    332,842    GNMA #366641<<                                                              6.50       11/15/2023          352,941
     81,396    GNMA #473918                                                                7.00       04/15/2028           86,731
    148,479    GNMA #525459                                                                7.25       07/15/2006          148,001
    102,864    GNMA #531435                                                                7.00       12/15/2004          104,116
     94,123    GNMA #531436                                                                7.00       12/15/2004          106,749
      2,061    GNMA #531965                                                                7.72       12/15/2041            2,337
     59,735    GNMA #533858                                                                7.35       08/15/2042           66,925
  5,500,000    GNMA SERIES 2003-38 CLASS JC+/-                                             7.04       04/16/2024        6,258,423

                                                                                                                        8,197,907
                                                                                                                    -------------

STUDENT LOAN MARKETING ASSOCIATION - 0.31%
    700,000    SLMA SERIES 1999-3 CLASS CTFS+/-                                            2.50       01/26/2015          706,782
                                                                                                                    -------------

TOTAL US GOVERNMENT AGENCY SECURITIES (COST $84,396,094)                                                               85,451,527
                                                                                                                    -------------

SHARES

PRIVATE INVESTMENT PARTNERSHIPS - 0.02%
      3,675    PPM AMERICA CBO II, LIMITED PARTNERSHIP+                                                                    43,447

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $386,265)                                                                      43,447
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC VALUE BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE     VALUE
US TREASURY SECURITIES - 9.79%
US TREASURY BONDS - 9.79%
$ 1,950,000    US TREASURY BOND                                                            7.25%      05/15/2016    $   2,412,439
  5,150,000    US TREASURY BOND<<                                                          7.25       08/15/2022        6,516,156
  8,515,000    US TREASURY BOND<<                                                          6.25       08/15/2023        9,770,298
  2,950,000    US TREASURY BOND<<                                                          5.38       02/15/2031        3,104,875
    400,000    US TREASURY BOND - INFLATION PROTECTED<<&                                   3.38       04/15/2032          543,005

                                                                                                                       22,346,773
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $21,995,014)                                                                        22,346,773
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING - 22.96%
               COLLATERAL FOR SECURITY LENDING                                                                         52,425,246

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $52,425,246)                                                             52,425,246
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS - 3.43%
  7,830,695    WELLS FARGO MONEY MARKET TRUST~>>                                                                        7,830,695
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,830,695)                                                                          7,830,695
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES

(COST $277,294,775)*                        123.92%                                                                 $ 282,940,288

OTHER ASSETS AND LIABILITIES, NET           (23.92)                                                                   (54,617,452)
                                            ------                                                                  -------------

TOTAL NET ASSETS                            100.00%                                                                 $ 228,322,836
                                            ======                                                                  =============

+     NON-INCOME EARNING SECURITIES.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,830,695.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+/-   VARIABLE RATE SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $2,983,594. (SEE NOTE 2) & U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

^     ZERO COUPON/STEPPED BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TACTICAL MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                          INTEREST RATE  MATURITY DATE      VALUE
ASSET-BACKED SECURITIES - 7.27%

$19,650,000    HOUSEHOLD CREDIT CARD MASTER NOTE TRUST I SERIES 2000-1
               CLASS A+/-                                                                  2.01%      08/15/2008    $  19,673,049
 13,556,940    SLM STUDENT LOAN TRUST SERIES 2004-6 CLASS A1+/-                            2.10       01/25/2010       13,550,586

TOTAL ASSET-BACKED SECURITIES (COST $33,224,416)                                                                       33,223,635
                                                                                                                    -------------
CORPORATE BONDS & NOTES - 3.72%

INSURANCE AGENTS, BROKERS & SERVICE - 3.72%
 17,000,000    ALLSTATE LIFE GLOBAL FUNDING+/-                                             1.93       09/22/2006       16,991,908
                                                                                                                    -------------

TOTAL CORPORATE BONDS & NOTES (COST $17,000,000)                                                                       16,991,908
                                                                                                                    -------------

AGENCY NOTES - INTEREST BEARING - 65.72%
 27,500,000    FFCB                                                                        2.09       01/30/2006       27,228,905
 33,550,000    FHLB<<                                                                      1.52       07/14/2005       33,334,106
 32,000,000    FHLB<<                                                                      1.55       07/14/2005       31,799,936
 33,000,000    FHLB                                                                        2.25       01/30/2006       32,734,581
 21,000,000    FHLMC<<                                                                     2.50       11/30/2005       20,912,535
 30,000,000    FHLMC<<                                                                     2.20       12/01/2005       29,797,200
 26,000,000    FHLMC<<                                                                     2.15       01/30/2006       25,762,360
 33,000,000    FHLMC<<                                                                     2.70       04/28/2006       32,845,824
 33,000,000    FNMA<<                                                                      2.40       04/28/2006       32,707,587
 33,450,000    FNMA<<                                                                      2.50       04/28/2006       33,199,292

TOTAL AGENCY NOTES - INTEREST BEARING (COST $302,407,910)                                                             300,322,326
                                                                                                                    -------------

US TREASURY SECURITIES - 1.43%

US TREASURY BONDS - 1.43%
  5,700,000    US TREASURY BOND<<                                                          6.13       08/15/2029        6,526,055
                                                                                                                    -------------

TOTAL US TREASURY SECURITIES (COST $6,809,591)                                                                          6,526,055
                                                                                                                    -------------

COLLATERAL FOR SECURITIES LENDING - 37.18%
               COLLATERAL FOR SECURITY LENDING                                                                        169,873,607

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $169,873,607)                                                           169,873,607
                                                                                                                    -------------

SHARES

SHORT-TERM INVESTMENTS - 21.48%
 21,000,000    BLACKROCK TEMPORARY INVESTMENT FUND CLASS C SPECIAL SERIES 1                                            21,000,000
 21,000,000    FIDELITY INSTITUTIONAL CASH                                                                             21,000,000
 56,174,008    WELLS FARGO MONEY MARKET TRUST~>>                                                                       56,174,008

                                                                                                                       98,174,008
                                                                                                                    -------------

TOTAL SHORT-TERM INVESTMENTS (COST $98,174,008)                                                                        98,174,008
                                                                                                                    -------------

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO MASTER PORTFOLIOS                      NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   TACTICAL MATURITY BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                        VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $627,489,532)*                        136.80%                                                                 $ 625,111,539

OTHER ASSETS AND LIABILITIES, NET           (36.80)                                                                  (168,164,216)
                                            ------                                                                  -------------

TOTAL NET ASSETS                            100.00%                                                                 $ 456,947,323
                                            ======                                                                  =============

+/-   VARIABLE RATE SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

>>    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $56,174,008.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --
NOVEMBER 30, 2004 (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                   MANAGED                             STRATEGIC           TACTICAL
                                                                     FIXED             STABLE              VALUE           MATURITY
                                                                    INCOME             INCOME               BOND               BOND
                                                                 PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ........................   $  677,447,802     $  848,937,331     $  222,684,347     $  399,063,924
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............      201,939,845        185,933,262         52,425,246        169,873,607
  INVESTMENTS IN AFFILIATES .............................       18,450,097         18,123,948          7,830,695         56,174,008
                                                            --------------     --------------     --------------     --------------
TOTAL INVESTMENT AT MARKET VALUE  (SEE COST BELOW) ......      897,837,744      1,052,994,541        282,940,288        625,111,539
                                                            --------------     --------------     --------------     --------------
  CASH ..................................................           36,000            287,768             27,000                  0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ......            1,250             21,625                  0                  0
  RECEIVABLE FOR INVESTMENTS SOLD .......................            7,400              6,114                  0                  0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ................        6,503,862          3,908,971          2,482,369          1,877,627
  RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS .......                0                  0             35,000                  0
  PREPAID EXPENSES AND OTHER ASSETS .....................            7,125                  0                  0                  0
                                                            --------------     --------------     --------------     --------------
TOTAL ASSETS ............................................      904,393,381      1,057,219,019        285,484,657        626,989,166
                                                            --------------     --------------     --------------     --------------
LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS                0                  0              2,608                  0
  PAYABLE FOR INVESTMENTS PURCHASED .....................       18,658,358         12,700,000          4,611,384                  0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .          181,127            246,995             83,221            162,998
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............            1,320              1,592                306              1,477
  PAYABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ..........                0            389,606                  0                  0
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ................      201,939,845        185,933,262         52,425,246        169,873,607
  ACCRUED EXPENSES AND OTHER LIABILITIES ................                0              2,424             39,056              3,761
                                                            --------------     --------------     --------------     --------------
TOTAL LIABILITIES .......................................      220,780,650        199,273,879         57,161,821        170,041,843
                                                            --------------     --------------     --------------     --------------
TOTAL NET ASSETS ........................................   $  683,612,731     $  857,945,140     $  228,322,836     $  456,947,323
                                                            ==============     ==============     ==============     ==============
INVESTMENTS AT COST .....................................   $  886,010,808     $1,053,059,077     $  277,294,775     $  627,489,532
                                                            ==============     ==============     ==============     ==============
SECURITIES ON LOAN, AT MARKET VALUE .....................   $  197,017,596     $  181,958,428     $   48,654,403     $  166,066,836
                                                            ==============     ==============     ==============     ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                               STATEMENT OF OPERATIONS --FOR THE
WELLS FARGO MASTER PORTFOLIOS     SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MANAGED                             STRATEGIC           TACTICAL
                                                                     FIXED             STABLE              VALUE           MATURITY
                                                                    INCOME             INCOME               BOND               BOND
                                                                 PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  INTEREST ..............................................   $   16,947,728     $    9,690,916     $    6,189,087     $    3,958,654
  INCOME FROM AFFILIATED SECURITIES .....................           93,477            111,005             41,000            631,456
  SECURITIES LENDING INCOME .............................           81,001             63,942             28,063             78,521
                                                            --------------     --------------     --------------     --------------
TOTAL INVESTMENT INCOME .................................       17,122,206          9,865,863          6,258,150          4,668,631
                                                            --------------     --------------     --------------     --------------

EXPENSES
  ADVISORY FEES .........................................        1,545,069          2,038,235            525,638          1,077,957
  CUSTODY FEES ..........................................           67,369             89,890             22,509             46,151
  AUDIT FEES ............................................           10,027             10,528             10,027             10,027
  LEGAL FEES ............................................            5,785              9,525                 49              3,761
  REGISTRATION FEES .....................................              104                  0                  0                  0
  SHAREHOLDER REPORTS ...................................           34,098             32,263                 49              7,521
  TRUSTEES' FEES ........................................            3,404              3,409              3,404              3,404
  OTHER FEES AND EXPENSES ...............................            6,892             10,745              2,501              4,301
                                                            --------------     --------------     --------------     --------------
TOTAL EXPENSES ..........................................        1,672,748          2,194,595            564,177          1,153,122
                                                            --------------     --------------     --------------     --------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........         (480,246)          (561,120)           (38,544)          (624,035)
  NET EXPENSES ..........................................        1,192,502          1,633,475            525,633            529,087
                                                            --------------     --------------     --------------     --------------
NET INVESTMENT INCOME (LOSS) ............................       15,929,704          8,232,388          5,732,517          4,139,544
                                                            --------------     --------------     --------------     --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ..........................................          494,294           (142,224)           685,223           (201,008)
  FUTURES TRANSACTIONS ..................................         (100,040)                 0            (75,030)                 0
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..                0           (521,022)           167,731                  0
                                                            --------------     --------------     --------------     --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............          394,254           (663,246)           777,924           (201,008)
                                                            --------------     --------------     --------------     --------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ..........................................        6,863,801          1,169,000          2,598,052           (329,801)
  FUTURES TRANSACTIONS ..................................            1,250           (301,244)            (2,608)                 0
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ..                0            455,995             90,424                  0
                                                            --------------     --------------     --------------     --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
 INVESTMENTS ............................................        6,865,051          1,323,751          2,685,868           (329,801)
                                                            --------------     --------------     --------------     --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..        7,259,305            660,505          3,463,792           (530,809)
                                                            --------------     --------------     --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS .............................................   $   23,189,009     $    8,892,893     $    9,196,309     $    3,608,735
                                                            ==============     ==============     ==============     ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 MANAGED FIXED INCOME PORTFOLIO
                                                                            ---------------------------------------
                                                                            (UNAUDITED) FOR THE             FOR THE
                                                                               SIX MONTHS ENDED          YEAR ENDED
                                                                              NOVEMBER 30, 2004        MAY 31, 2004
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .................................................     $  673,965,279      $  621,957,173
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...........................................         15,929,704          33,681,048
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................            394,254           7,348,354
    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....          6,865,051         (30,219,453)
                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............         23,189,009          10,809,949
                                                                                 --------------      --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
-------------------------------------------------------------------------------------------------------------------
    CONTRIBUTIONS ..........................................................         81,555,539         267,642,488
    WITHDRAWALS ............................................................        (95,097,096)       (226,444,331)
                                                                                 --------------      --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS        (13,541,557)         41,198,157
                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................          9,647,452          52,008,106
                                                                                 --------------      --------------
ENDING NET ASSETS ..........................................................     $  683,612,731      $  673,965,279
                                                                                 ==============      ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                    STABLE INCOME PORTFOLIO
                                                                            ---------------------------------------
                                                                            (UNAUDITED) FOR THE             FOR THE
                                                                               SIX MONTHS ENDED          YEAR ENDED
                                                                              NOVEMBER 30, 2004        MAY 31, 2004
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .................................................     $  965,744,432      $  856,897,134
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...........................................          8,232,388          21,316,986
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................           (663,246)         (1,803,560)
    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....          1,323,751          (8,237,345)
                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............          8,892,893          11,276,081
                                                                                 --------------      --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
-------------------------------------------------------------------------------------------------------------------
    CONTRIBUTIONS ..........................................................         80,671,104         552,472,567
    WITHDRAWALS ............................................................       (197,363,289)       (454,901,350)
                                                                                 --------------      --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS       (116,692,185)         97,571,217
                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................       (107,799,292)        108,847,298
                                                                                 --------------      --------------
ENDING NET ASSETS ..........................................................     $  857,945,140      $  965,744,432
                                                                                 ==============      ==============

                                                                                 STRATEGIC VALUE BOND PORTFOLIO
                                                                            ---------------------------------------
                                                                            (UNAUDITED) FOR THE             FOR THE
                                                                               SIX MONTHS ENDED          YEAR ENDED
                                                                              NOVEMBER 30, 2004        MAY 31, 2004
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .................................................     $  225,094,172      $  206,698,989
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...........................................          5,732,517          11,545,295
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................            777,924           2,939,083
    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....          2,685,868          (7,442,280)
                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............          9,196,309           7,042,098
                                                                                 --------------      --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
-------------------------------------------------------------------------------------------------------------------
    CONTRIBUTIONS ..........................................................         25,647,630          86,876,790
    WITHDRAWALS ............................................................        (31,615,275)        (75,523,705)
                                                                                 --------------      --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS         (5,967,645)         11,353,085
                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................          3,228,664          18,395,183
                                                                                 --------------      --------------
ENDING NET ASSETS ..........................................................     $  228,322,836      $  225,094,172
                                                                                 ==============      ==============

                                                                                TACTICAL MATURITY BOND PORTFOLIO
                                                                            ---------------------------------------
                                                                            (UNAUDITED) FOR THE             FOR THE
                                                                               SIX MONTHS ENDED          YEAR ENDED
                                                                              NOVEMBER 30, 2004        MAY 31, 2004
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .................................................     $  462,694,813      $  420,782,713
OPERATIONS:
    NET INVESTMENT INCOME (LOSS) ...........................................          4,139,544           8,012,816
    NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................           (201,008)        (10,076,510)
    NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....           (329,801)         (7,796,219)
                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............          3,608,735          (9,859,913)
                                                                                 --------------      --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
-------------------------------------------------------------------------------------------------------------------
    CONTRIBUTIONS ..........................................................         58,657,389         194,294,721
    WITHDRAWALS ............................................................        (68,013,614)       (142,522,708)
                                                                                 --------------      --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS         (9,356,225)         51,772,013
                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................         (5,747,490)         41,912,100
                                                                                 --------------      --------------
ENDING NET ASSETS ..........................................................     $  456,947,323      $  462,694,813
                                                                                 ==============      ==============

WELLS FARGO MASTER PORTFOLIOS                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                ------------------------------------------------
                                                NET INVESTMENT      GROSS   EXPENSES         NET
                                                 INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
------------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)             4.73%      0.50%     (0.15)%      0.35%
JUNE 1, 2003 TO MAY 31, 2004 ................             5.10%      0.53%     (0.28)%      0.25%
JUNE 1, 2002 TO MAY 31, 2003 ................             5.49%      0.54%     (0.19)%      0.35%
JUNE 1, 2001 TO MAY 31, 2002 ................             5.87%      0.54%     (0.19)%      0.35%
JUNE 1, 2000 TO MAY 31, 2001 ................             6.34%      0.54%     (0.19)%      0.35%
JUNE 1, 1999 TO MAY 31, 2000 ................             6.48%      0.50%     (0.14)%      0.36%

STABLE INCOME PORTFOLIO
------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)             1.83%      0.49%     (0.13)%      0.36%
JUNE 1, 2003 TO MAY 31, 2004 ................             2.00%      0.52%     (0.13)%      0.39%
JUNE 1, 2002 TO MAY 31, 2003 ................             2.63%      0.54%      0.00%       0.54%
JUNE 1, 2001 TO MAY 31, 2002 ................             3.62%      0.55%      0.00%       0.55%
JUNE 1, 2000 TO MAY 31, 2001 ................             5.89%      0.55%      0.00%       0.55%
JUNE 1, 1999 TO MAY 31, 2000 ................             5.63%      0.49%     (0.02)%      0.47%

STRATEGIC VALUE BOND PORTFOLIO
------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)             5.09%      0.50%     (0.03)%      0.47%
JUNE 1, 2003 TO MAY 31, 2004 ................             5.24%      0.54%     (0.10)%      0.44%
JUNE 1, 2002 TO MAY 31, 2003 ................             5.81%      0.57%     (0.02)%      0.55%
JUNE 1, 2001 TO MAY 31, 2002 ................             5.80%      0.60%     (0.04)%      0.56%
JUNE 1, 2000 TO MAY 31, 2001 ................             6.31%      0.57%     (0.02)%      0.55%
JUNE 1, 1999 TO MAY 31, 2000 ................             6.45%      0.59%     (0.03)%      0.56%

TACTICAL MATURITY BOND PORTFOLIO(2)
------------------------------------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)             1.79%      0.50%     (0.27)%      0.23%
JUNE 1, 2003 TO MAY 31, 2004 ................             1.77%      0.53%     (0.22)%      0.31%
JUNE 1, 2002 TO MAY 31, 2003 ................             2.05%      0.54%     (0.18)%      0.36%
JUNE 1, 2001 TO MAY 31, 2002 ................             3.45%      0.55%     (0.19)%      0.36%
JUNE 1, 2000 TO MAY 31, 2001 ................             5.58%      0.55%     (0.19)%      0.36%
JUNE 1, 1999 TO MAY 31, 2000 ................             5.35%      0.51%     (0.14)%      0.37%

                                                              PORTFOLIO
                                                       TOTAL   TURNOVER
                                                   RETURN(3)       RATE
-----------------------------------------------------------------------

MANAGED FIXED INCOME PORTFOLIO
-----------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)           3.54%        27%
JUNE 1, 2003 TO MAY 31, 2004 ................           1.45%        50%
JUNE 1, 2002 TO MAY 31, 2003 ................          11.36%        44%
JUNE 1, 2001 TO MAY 31, 2002 ................           8.37%        65%
JUNE 1, 2000 TO MAY 31, 2001 ................          13.55%       121%
JUNE 1, 1999 TO MAY 31, 2000 ................           1.49%        65%

STABLE INCOME PORTFOLIO
-----------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)           1.02%        26%
JUNE 1, 2003 TO MAY 31, 2004 ................           0.88%        92%
JUNE 1, 2002 TO MAY 31, 2003 ................           3.32%        45%
JUNE 1, 2001 TO MAY 31, 2002 ................           3.99%        81%
JUNE 1, 2000 TO MAY 31, 2001 ................           8.34%        37%
JUNE 1, 1999 TO MAY 31, 2000 ................           4.57%        40%

STRATEGIC VALUE BOND PORTFOLIO
-----------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)           4.19%        22%
JUNE 1, 2003 TO MAY 31, 2004 ................           3.06%        48%
JUNE 1, 2002 TO MAY 31, 2003 ................          11.60%        41%
JUNE 1, 2001 TO MAY 31, 2002 ................           8.30%        75%
JUNE 1, 2000 TO MAY 31, 2001 ................          12.01%       149%
JUNE 1, 1999 TO MAY 31, 2000 ................           0.48%        65%

TACTICAL MATURITY BOND PORTFOLIO(2)
-----------------------------------------------------------------------
JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)           0.80%         8%
JUNE 1, 2003 TO MAY 31, 2004 ................          (2.28)%      248%
JUNE 1, 2002 TO MAY 31, 2003 ................           2.84%       115%
JUNE 1, 2001 TO MAY 31, 2002 ................           0.70%       145%
JUNE 1, 2000 TO MAY 31, 2001 ................          10.06%        83%
JUNE 1, 1999 TO MAY 31, 2000 ................           8.21%        74%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL HIGHLIGHTS                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

(2) Previously known as Positive Return Bond Portfolio. Name changed November 28, 2001.

(3) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 18 separate investment portfolios. These financial statements present the Managed Fixed Income Portfolio, Stable Income Portfolio, Strategic Value Bond Portfolio, and Tactical Maturity Bond Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2004, the following Fund(s) held futures contracts:

                                                                    Notional   Net Unrealized
                                                     Expiration     Contract    Appreciation
Fund              Contracts         Type                Date         Amount    (Depreciation)
MANAGED FIXED
INCOME PORTFOLIO   40 Long   U.S. 10 Year Notes        March 2005   4,433,478          (3,478)

STABLE
INCOME PORTFOLIO   50 Long         90 Day Euros        March 2006  12,145,313         (59,687)

                   35 Long         90 Day Euros        March 2007   8,399,563         (16,188)

                   25 Long         90 Day Euros         June 2005   6,087,500         (35,000)

                   25 Long         90 Day Euros         June 2006   6,036,563         (28,125)

                   35 Long         90 Day Euros         June 2007   8,391,688         (17,500)

                   25 Long         90 Day Euros    September 2005   6,075,000         (36,875)

                   25 Long         90 Day Euros    September 2006   6,027,813         (26,250)

                   35 Long         90 Day Euros    September 2007   8,384,588         (20,025)

                   25 Long         90 Day Euros     December 2004   6,107,813         (12,656)

                   25 Long         90 Day Euros     December 2005   6,060,000         (34,063)

                   35 Long         90 Day Euros     December 2006   8,406,563         (14,875)

STRATEGIC VALUE
BOND PORTFOLIO     30 Long   U.S. 10 Year Notes        March 2005   3,325,108          (2,608)

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      As of November 30, 2004 the following Funds had open swap contracts.

                                                                                               Net
                  Swap Counter     Notional   Interest Rate/   Interest Rate/   Maturity   Unrealized
Fund/Portfolio        Party       Principal   Index Received     Index Paid       Date     Gain/(Loss)
STABLE INCOME    Lehman Brothers  22,500,000  USD Libor BBA        5.08%        31-Oct-05     (456,518)

STABLE INCOME    Lehman Brothers  15,000,000  USD Libor BBA        3.92%        25-Jul-07       66,912

STRATEGIC VALUE                                               Lehman Brothers
BOND             Lehman Brothers   3,000,000  USD Libor BBA     US Corporate     1-Dec-04       35,000
                                                              High Yield Index

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Fund(s) may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund receives compensation from the interest earned on the cash proceeds of the initial sale in the form of a fee, which is recorded as deferred income and amortized to income over the roll period, or alternatively, by paying a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.

WELLS FARGO MASTER PORTFOLIOS          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Prior to October 1, 2004, Wells Fargo Bank, N.A. was entitled to receive 40% of the revenues earned on securities lending activities. The value of the securities on loan and the value of the related collateral at November 30, 2004 are shown on the Statement of Assets and Liabilities.

      At November 30, 2004, cash collateral invested and credit quality breakdown were as follows:

                                  Repurchase  Short-Term   Mid-Term   Money Market
Fund                              Agreements  Securities  Securities      Fund      Total
MANAGED FIXED INCOME PORTFOLIO       16%         66%          12%          6%        100%

STABLE INCOME PORTFOLIO              27%         55%          11%          7%        100%

STRATEGIC VALUE BOND PORTFOLIO       73%         20%           0%          7%        100%

TACTICAL MATURITY BOND PORTFOLIO      9%         75%           9%          7%        100%

Fund                                          A Ratings   AA Ratings  AAA Ratings   Total
MANAGED FIXED INCOME PORTFOLIO                   71%          5%          24%        100%

STABLE INCOME PORTFOLIO                          65%          5%          30%        100%

STRATEGIC VALUE BOND PORTFOLIO                   55%          0%          45%        100%

TACTICAL MATURITY BOND PORTFOLIO                 78%          4%          18%        100%

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-advisers, who are responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)          WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                               Sub-Advisory
                                                                                                                   Fees
                                                     Advisory Fee*                                             (% of Average
                                 Average Daily       (% of Average                           Average Daily       Daily Net
Fund                              Net Assets       Daily Net Assets)  Sub-Adviser              Net Assets         Assets)
MANAGED FIXED                   $0 - $499 million        0.450         Galliard              $0 - 500 million      0.10
INCOME PORTFOLIO      $500 million - $999 million        0.400          Capital    $500 million - 1.5 billion      0.05
                       $1 billion - $2.99 billion        0.350        Management               > $1.5 billion      0.03
                       $3 billion - $4.99 billion        0.325
                                  > $4.99 billion        0.300

STABLE INCOME                   $0 - $499 million        0.450         Galliard              $0 - 500 million      0.10
PORTFOLIO             $500 million - $999 million        0.400          Capital    $500 million - 1.5 billion      0.05
                       $1 billion - $2.99 billion        0.350        Management               > $1.5 billion      0.03
                       $3 billion - $4.99 billion        0.325
                                  > $4.99 billion        0.300

STRATEGIC VALUE BOND            $0 - $499 million        0.450         Galliard              $0 - 500 million      0.10
PORTFOLIO             $500 million - $999 million        0.400          Capital    $500 million - 1.5 billion      0.05
                       $1 billion - $2.99 billion        0.350        Management               > $1.5 billion      0.03
                       $3 billion - $4.99 billion        0.325
                                  > $4.99 billion        0.300

TACTICAL MATURITY               $0 - $499 million        0.450         Peregrine              $0 - 10 million      0.40
BOND PORTFOLIO        $500 million - $999 million        0.400          Capital              $10 - 25 million      0.30
                       $1 billion - $2.99 billion        0.350        Management            $25 - 300 million      0.20
                       $3 billion - $4.99 billion        0.325                                 > $300 million      0.10
                                  > $4.99 billion        0.300

* Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the following annual rates:

                                                                 Advisory Fees
                                                                 (% of Average
Fund                                                           Daily Net Assets)

MANAGED FIXED INCOME PORTFOLIO                                       0.50

STABLE INCOME PORTFOLIO                                              0.50

STRATEGIC VALUE BOND PORTFOLIO                                       0.50

TACTICAL MATURITY BOND PORTFOLIO                                     0.50

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                 (% of Average
Fund                                                           Daily Net Assets)

ALL FUNDS                                                            0.02

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended November 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

WELLS FARGO MASTER PORTFOLIOS          NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six months ended November 30, 2004, were as follows:

Fund                               Purchases at Cost   Sales Proceeds

MANAGED FIXED INCOME PORTFOLIO        $  192,991,425   $  179,061,206

STABLE INCOME PORTFOLIO                  231,258,661      304,801,737

STRATEGIC VALUE BOND PORTFOLIO            49,755,490       48,795,367

TACTICAL MATURITY BOND PORTFOLIO          57,983,773       28,537,942

5. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

REORGANIZATION AND MEETING OF SHAREHOLDERS

      On May 26, 2004, Wells Fargo & Company and Strong Financial Corporation reached an agreement that provided for Wells Fargo to acquire certain assets under management from Strong. Included among those assets under management were the Strong Funds family of mutual funds. This acquisition was consummated on December 31, 2004.

      In September 2004, the Strong Funds' Board of Directors and the WELLS FARGO FUNDS Board of Trustees unanimously approved the reorganization of the Strong Funds into WELLS FARGO FUNDS. In December 2004, the Strong Funds' shareholders approved the reorganization. The reorganization is expected to be consummated during the second quarter of 2005.

      The WELLS FARGO FUNDS Board of Trustees also has approved, and recommended that WELLS FARGO FUNDS shareholders approve the merger of certain WELLS FARGO FUNDS into other WELLS FARGO FUNDS. In January 2005, shareholders of the affected WELLS FARGO FUNDS approved these mergers. The mergers are planned to take place during the second quarter of 2005 concurrently with the reorganization of the Strong Funds into the WELLS FARGO FUNDS.

OTHER INFORMATION (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting is available without charge, upon request, by calling 1-800-222-8222, visiting our website at WWW.WELLSFARGOFUNDS.COM or visiting the SEC website at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 102 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                      OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Robert C. Brown           Trustee since 1992      Retired.                             None
73
----------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee since 1987      Private Investor/Real Estate         None
60                                                Developer; Chairman of White
                                                  Point Capital, LLC.
----------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                      OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee since 1987      Wake Forest University,              None
62                                                Calloway School of Business
                                                  and Accountancy, Associate
                                                  Professor of Finance.
----------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee since 1998      Chairman, CEO, and Co-               None
62                        (Lead Trustee since     Founder of Crystal Geyser
                          2001)                   Water Company and President
                                                  of Crystal Geyser Roxane Water
                                                  Company.
----------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee since 1987      Retired. Prior thereto, President    None
71                                                of Richard M. Leach Associates
                                                  (a financial consulting firm).
----------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee since 1996      Senior Counselor to the public       None
53                                                relations firm of Himle-Horner
                                                  and Senior Fellow at the
                                                  Humphrey Institute,
                                                  Minneapolis, Minnesota (a pub-
                                                  lic policy organization).
----------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee since 1996      Principal in the law firm of         None
64                                                Willeke & Daniels.
----------------------------------------------------------------------------------------------------------

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE       PAST FIVE YEARS                      OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since        Executive Vice President of          None
45                        2003                    Wells Fargo Bank, N.A.
                                                  President of Wells Fargo Funds
                                                  Management, LLC. Senior Vice
                                                  President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC
                                                  from 2001 to 2003. Vice
                                                  President of Wells Fargo Bank,
                                                  N.A. from 1997 to 2000.
----------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer, since 2003   Senior Vice President of Wells       None
35                                                Fargo Bank, N.A. Senior Vice
                                                  President of Operations for
                                                  Wells Fargo Funds
                                                  Management, LLC. Prior there-
                                                  to, Operations Manager at
                                                  Scudder Weisel Capital, LLC
                                                  (2000 to 2001), Director of
                                                  Shareholder Services at BISYS
                                                  Fund Services (1999 to 2000)
                                                  and Assistant Vice President of
                                                  Operations with Nicholas-
                                                  Applegate Capital Management
                                                  (1993 to 1999).
----------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000   Vice President and Managing          None
44                                                Senior Counsel of Wells Fargo
                                                  Bank, N.A. Senior Vice
                                                  President and Secretary of Wells
                                                  Fargo Funds Management, LLC.
                                                  Vice President and Senior
                                                  Counsel of Wells Fargo Bank,
                                                  N.A. from 1996 to 2003.
----------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO INCOME FUNDS                                   LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depository Receipts
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFMR         -- Single Family Mortgage Revenue
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R)IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(C)2005 Wells Fargo Funds Management, LLC. All rights reserved.   SAR 012(01/05)


ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS

(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.

                                                 Wells Fargo Master Trust


                                                 By: /s/ Karla M. Rabusch

                                                     Karla M. Rabusch
                                                     President


                                                 By: /s/ Stacie D. DeAngelo

                                                     Stacie D. DeAngelo
                                                     Treasurer

                                                 Date: January 21, 2005